ALPS ETF Trust

Schedules of Investments

(Unaudited)

August 31, 2024

Alerian Energy Infrastructure ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (25.73%)
Gathering + Processing (4.87%)
Keyera Corp.	285,391	$8,549,130

Pipeline Transportation | Natural Gas (5.69%)
TC Energy Corp.	215,675	9,989,562

Pipeline Transportation | Petroleum (13.28%)
Enbridge, Inc.	365,902	14,721,334
Pembina Pipeline Corp.	212,879	8,575,818
Total Pipeline Transportation | Petroleum		23,297,152

Storage (1.89%)
Gibson Energy, Inc.	201,147	3,319,489

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $39,122,045)		45,155,333

Security Description	Shares	Value
EXCHANGE TRADED FUND (2.19%)
Exchange Traded Fund (2.19%)
Energy Select Sector SPDR Fund	42,060	3,839,237

TOTAL EXCHANGE TRADED FUND
(Cost $3,839,552)		3,839,237

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (28.99%)
Gathering + Processing (7.14%)
Aris Water Solutions, Inc.	27,360	460,195
Kinetik Holdings, Inc.	40,656	1,798,621
Targa Resources Corp.	69,894	10,267,429
Total Gathering + Processing		12,526,245

Liquefaction (6.43%)
Cheniere Energy, Inc.	52,779	9,777,838
NextDecade Corp.(a)(b)	122,296	569,899
Tellurian, Inc.(a)	1,012,277	943,341
Total Liquefaction		11,291,078

Pipeline Transportation | Natural Gas (15.42%)
DT Midstream, Inc.	109,553	8,609,770
Kinder Morgan, Inc.	398,809	8,602,310

Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
ONEOK, Inc.	106,713	$9,856,013
Total Pipeline Transportation | Natural Gas		27,068,093

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $35,109,924)		50,885,416

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (27.17%)
Gathering + Processing (4.59%)
Hess Midstream LP, Class A	111,480	4,163,778
Western Midstream Partners LP	100,785	3,888,285
Total Gathering + Processing		8,052,063

Pipeline Transportation | Natural Gas (17.67%)
Energy Transfer LP	1,020,447	16,429,197
Enterprise Products Partners LP	496,915	14,579,486
Total Pipeline Transportation | Natural Gas		31,008,683

Pipeline Transportation | Petroleum (4.91%)
Genesis Energy LP	55,160	764,518
MPLX LP	183,363	7,862,605
Total Pipeline Transportation | Petroleum		8,627,123

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $39,272,154)		47,687,869

Security Description	Shares	Value
U.S. GENERAL PARTNERS (15.80%)
Gathering + Processing (10.94%)
Antero Midstream Corp.	423,094	6,291,408
EnLink Midstream LLC	301,248	4,325,921
The Williams Cos., Inc.	187,464	8,580,227
Total Gathering + Processing		19,197,556

Pipeline Transportation | Petroleum (4.86%)
Plains GP Holdings LP, Class A(a)	444,873	8,541,562

TOTAL U.S. GENERAL PARTNERS
(Cost $18,530,295)		27,739,118

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	73,325	$73,325

TOTAL SHORT TERM INVESTMENTS
(Cost $73,325)			73,325

TOTAL INVESTMENTS (99.92%)
(Cost $135,947,295)			$175,380,298
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			136,968
NET ASSETS - 100.00%			$175,517,266

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $512,908.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (104.73%)
Compression (3.20%)
USA Compression Partners LP(a)	12,484,302	$281,021,638

Gathering + Processing (26.07%)
EnLink Midstream LLC(a)	43,018,324	617,743,133
Hess Midstream LP, Class A(a)	15,920,561	594,632,953
Western Midstream Partners LP(a)	27,841,747	1,074,134,599
Total Gathering + Processing		2,286,510,685

Liquefaction (3.99%)
Cheniere Energy Partners LP	7,149,316	350,173,498

Marketing & Distribution (16.24%)
Global Partners LP(a)	4,558,809	205,511,110
Suburban Propane Partners LP(a)	11,131,584	194,802,720
Sunoco LP(a)	18,895,289	1,023,557,805
Total Marketing & Distribution		1,423,871,635

Pipeline Transportation | Natural Gas (25.42%)
Energy Transfer LP	69,768,269	1,123,269,131
Enterprise Products Partners LP	37,692,615	1,105,901,324
Total Pipeline Transportation | Natural Gas		2,229,170,455

Pipeline Transportation | Petroleum (29.81%)
Delek Logistics Partners LP	2,232,691	92,187,811
Genesis Energy LP(a)	18,879,331	261,667,528
MPLX LP	25,953,202	1,112,873,302
Plains All American Pipeline LP(a)	63,957,778	1,147,402,537
Total Pipeline Transportation | Petroleum		2,614,131,178

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $4,307,199,022)		9,184,879,089

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	2,819,362	$2,819,362

TOTAL SHORT TERM INVESTMENTS
(Cost $2,819,362)			2,819,362

TOTAL INVESTMENTS (104.76%)
(Cost $4,310,018,384)			$9,187,698,451
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.76%)			(417,520,177)
NET ASSETS - 100.00%			$8,770,178,274

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.54%)
Communication Services (7.63%)
Alphabet, Inc., Class A	4,031	$658,585
AT&T, Inc.	16,557	329,484
Meta Platforms, Inc., Class A	952	496,287
Walt Disney Co.	2,715	245,382
Total Communication Services		1,729,738

Consumer Discretionary (10.23%)
Amazon.com, Inc.(a)	4,226	754,341
Carnival Corp.(a)	12,232	201,828
Lowe's Cos., Inc.	1,275	316,838
Marriott International, Inc., Class A	1,045	245,251
McDonald's Corp.	1,064	307,134
NIKE, Inc., Class B	3,041	253,376
O'Reilly Automotive, Inc.(a)	213	240,684
Total Consumer Discretionary		2,319,452

Consumer Staples (6.21%)
Campbell Soup Co.	5,189	257,997
Costco Wholesale Corp.	517	461,361
Target Corp.	1,044	160,379
Walmart, Inc.	6,838	528,099
Total Consumer Staples		1,407,836

Energy (4.49%)
Baker Hughes Co.	5,192	182,603
ConocoPhillips	4,013	456,639
Enbridge, Inc.(b)	9,414	378,254
Total Energy		1,017,496

Financials (12.65%)
American Express Co.	1,788	462,466
Blackstone, Inc.	1,585	225,641
Goldman Sachs Group, Inc.	555	283,189
Intercontinental Exchange, Inc.	2,725	440,224
JPMorgan Chase & Co.	3,420	768,816
Mastercard, Inc., Class A	907	438,389
Wells Fargo & Co.	4,254	248,731
Total Financials		2,867,456

Health Care (12.45%)
Amgen, Inc.	1,072	357,866
Boston Scientific Corp.(a)	3,865	316,118
HCA Healthcare, Inc.	1,268	501,608
IQVIA Holdings, Inc.(a)	1,169	294,062
Thermo Fisher Scientific, Inc.	664	408,407
UnitedHealth Group, Inc.	996	587,839
Vertex Pharmaceuticals, Inc.(a)	718	356,049
Total Health Care		2,821,949

Industrials (11.59%)
Caterpillar, Inc.	1,262	449,398
Deere & Co.	670	258,446
ITOCHU Corp., ADR	1,734	183,422
Security Description	Shares	Value
Industrials (continued)
Lockheed Martin Corp.	712	$404,487
Old Dominion Freight Line, Inc.	1,640	316,192
Schneider Electric SE, ADR	6,640	337,046
Trane Technologies PLC	960	347,194
Waste Management, Inc.	1,568	332,479
Total Industrials		2,628,664

Information Technology (25.41%)
Adobe, Inc.(a)	513	294,672
Apple, Inc.	6,452	1,477,508
Dell Technologies, Inc.	1,000	115,540
International Business Machines Corp.	1,475	298,142
Microsoft Corp.	1,987	828,857
Motorola Solutions, Inc.	685	302,798
NVIDIA Corp.	8,030	958,541
Salesforce.com, Inc.	518	131,002
Synopsys, Inc.(a)	690	358,510
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,160	542,572
TE Connectivity, Ltd.	1,565	240,384
Texas Instruments, Inc.	993	212,840
Total Information Technology		5,761,366

Materials (2.39%)
Freeport-McMoRan, Inc.	3,399	150,508
Linde PLC	620	296,515
Norsk Hydro ASA, ADR	16,875	93,825
Total Materials		540,848

Real Estate (2.05%)
Equity LifeStyle Properties, Inc.	3,656	265,828
Prologis, Inc.	1,554	198,632
Total Real Estate		464,460

Utilities (1.44%)
PPL Corp.	10,200	325,482

TOTAL COMMON STOCKS
(Cost $16,073,291)		21,884,747

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.89%)
Money Market Fund (3.38%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $766,075)	5.24%	766,075	$766,075

Investments Purchased with Collateral from Securities Loaned (1.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $343,116)		343,116	$343,116
TOTAL SHORT TERM INVESTMENTS
(Cost $1,109,191)			1,109,191

TOTAL INVESTMENTS (101.43%)
(Cost $17,182,482)			$22,993,938
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.43%)			(323,062)
NET ASSETS - 100.00%			$22,670,876

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $340,405.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.35%)
Data Center REITs (11.21%)
Digital Realty Trust, Inc.	6,675	$1,011,997
Equinix, Inc.	3,557	2,967,819
Total Data Center REITs		3,979,816

Diversified REITs (5.76%)
Broadstone Net Lease, Inc.	57,488	1,052,030
Empire State Realty Trust, Inc.	47,352	510,928
Essential Properties Realty Trust, Inc.	15,128	482,734
Total Diversified REITs		2,045,692

Health Care REITs (11.15%)
Healthpeak Properties, Inc.	65,942	1,469,188
Sabra Health Care REIT, Inc.	53,320	908,573
Welltower, Inc.	13,090	1,579,701
Total Health Care REITs		3,957,462

Hotel & Resort REITs (3.04%)
Host Hotels & Resorts, Inc.	60,938	1,078,603

Industrial REITs (16.14%)
Americold Realty Trust, Inc.	27,310	791,990
First Industrial Realty Trust, Inc.	18,102	1,026,926
LXP Industrial Trust	138,903	1,439,035
Prologis, Inc.	11,206	1,432,351
STAG Industrial, Inc.	25,562	1,037,306
Total Industrial REITs		5,727,608

Multi-Family Residential REITs (9.55%)
AvalonBay Communities, Inc.	4,688	1,058,222
Equity Residential	16,543	1,238,740
UDR, Inc.	24,584	1,094,233
Total Multi-Family Residential REITs		3,391,195

Office REITs (4.35%)
Cousins Properties, Inc.	27,700	789,727
Kilroy Realty Corp.	20,794	754,198
Total Office REITs		1,543,925

Other Specialized REITs (5.03%)
VICI Properties, Inc.	53,357	1,786,392

Retail REITs (15.74%)
Agree Realty Corp.	6,898	503,623
Brixmor Property Group, Inc.	30,436	833,642
InvenTrust Properties Corp.	20,648	612,833
Macerich Co.	48,280	771,032
Realty Income Corp.	18,173	1,128,725
Security Description	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	10,370	$1,735,420
Total Retail REITs		5,585,275

Self-Storage REITs (9.26%)
Extra Space Storage, Inc.	5,912	1,046,424
Public Storage	6,514	2,238,992
Total Self-Storage REITs		3,285,416

Single-Family Residential REITs (7.12%)
Equity LifeStyle Properties, Inc.	12,455	905,603
Invitation Homes, Inc.	43,959	1,619,450
Total Single-Family Residential REITs		2,525,053

TOTAL COMMON STOCKS
(Cost $30,766,687)		34,906,437

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.62%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	574,402	574,402

TOTAL SHORT TERM INVESTMENTS
(Cost $574,402)			574,402

TOTAL INVESTMENTS (99.97%)
(Cost $31,341,089)			$35,480,839
OTHER ASSETS IN EXCESS OF LIABILITIES (0.03%)			11,046
NET ASSETS - 100.00%			$35,491,885

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.44%)
Consumer Discretionary (17.65%)
EVgo, Inc.(a)	224,320	$1,016,170
Lucid Group, Inc.(a)(b)	1,992,293	8,009,018
Rivian Automotive, Inc.(a)(b)	935,409	13,217,329
Tesla, Inc.(a)	61,808	13,233,712
Total Consumer Discretionary		35,476,229

Consumer Staples (7.84%)
Andersons, Inc.	72,089	3,674,376
Darling Ingredients, Inc.(a)	289,964	12,100,199
Total Consumer Staples		15,774,575

Energy (2.34%)
Clean Energy Fuels Corp.(a)(b)	373,394	1,153,787
Green Plains, Inc.(a)	140,584	1,992,075
REX American Resources Corp.(a)	34,579	1,568,158
Total Energy		4,714,020

Financials (4.06%)
HA Sustainable Infrastructure Capital, Inc.(b)	252,232	8,167,272

Industrials (17.29%)
Ameresco, Inc., Class A(a)	71,292	2,170,841
American Superconductor Corp.(a)	78,935	1,596,066
Array Technologies, Inc.(a)(b)	322,708	2,165,371
Ballard Power Systems, Inc.(a)(b)	562,280	1,034,595
ChargePoint Holdings, Inc.(a)(b)	893,227	1,679,267
Fluence Energy, Inc.(a)(b)	136,956	2,515,881
NEXTracker, Inc.(a)	197,016	8,012,641
Nikola Corp.(a)(b)	95,448	632,820
Plug Power, Inc.(a)(b)	1,643,050	3,088,934
Shoals Technologies Group, Inc., Class A(a)	377,480	2,034,617
Sunrun, Inc.(a)	480,416	9,858,136
Total Industrials		34,789,169

Information Technology (16.07%)
Enphase Energy, Inc.(a)	83,153	10,064,839
First Solar, Inc.(a)	40,219	9,144,594
Itron, Inc.(a)	101,723	10,398,125
Wolfspeed, Inc.(a)(b)	278,939	2,719,655
Total Information Technology		32,327,213
Security Description	Shares	Value
Materials (9.95%)
Albemarle Corp.(b)	92,974	$8,390,904
Arcadium Lithium PLC, Class A(a)(b)	2,405,947	6,520,116
Aspen Aerogels, Inc.(a)	166,209	4,768,536
Piedmont Lithium, Inc.(a)(b)	39,884	328,644
Total Materials		20,008,200

Utilities (17.24%)
Altus Power, Inc.(a)	116,923	364,800
Boralex, Inc., Class A	228,192	5,464,146
Clearway Energy, Inc., Class C	182,556	5,286,822
Innergex Renewable Energy, Inc.	360,054	2,431,263
Northland Power, Inc.(b)	573,221	8,774,940
Ormat Technologies, Inc.	129,961	9,685,993
Sunnova Energy International, Inc.(a)(b)	240,349	2,670,277
Total Utilities		34,678,241

TOTAL COMMON STOCKS
(Cost $369,457,792)		185,934,919

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (7.42%)
Utilities (7.42%)
Brookfield Renewable Partners LP	395,563	9,697,920
NextEra Energy Partners LP	209,063	5,237,028
Total Utilities		14,934,948

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $26,650,944)		14,934,948

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (10.35%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $110,323)	5.24%	110,323	$110,323

Investments Purchased with Collateral from Securities Loaned (10.30%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $20,716,174)		20,716,174	$20,716,174
TOTAL SHORT TERM INVESTMENTS
(Cost $20,826,497)			20,826,497

TOTAL INVESTMENTS (110.21%)
(Cost $416,935,233)			$221,696,364
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.21%)			(20,545,018)
NET ASSETS - 100.00%			$201,151,346

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $45,312,236.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.78%)
Communication Services (1.16%)
Netflix, Inc.(a)	1,570	$1,101,120

Consumer Discretionary (3.92%)
ADT, Inc.	122,850	895,577
Garmin, Ltd.	5,618	1,029,723
iRobot Corp.(a)(b)	93,263	682,685
Tesla, Inc.(a)	5,181	1,109,304
Total Consumer Discretionary		3,717,289

Financials (17.04%)
Adyen NV(a)(c)(d)	676	993,096
American Express Co.	4,096	1,059,430
Block, Inc., Class A(a)	14,195	938,006
Corpay, Inc.(a)	3,621	1,142,607
Fidelity National Information Services, Inc.	13,318	1,098,069
Fiserv, Inc.(a)	6,927	1,209,453
Global Payments, Inc.	9,615	1,067,361
GMO Payment Gateway, Inc.(b)	20,600	1,288,363
Jack Henry & Associates, Inc.	6,394	1,106,354
Mastercard, Inc., Class A	2,076	1,003,414
Moody's Corp.	2,473	1,206,181
Pagseguro Digital, Ltd., Class A(a)	78,923	873,678
PayPal Holdings, Inc.(a)	14,470	1,048,062
S&P Global, Inc.	2,316	1,188,664
Visa, Inc., Class A	3,397	938,829
Total Financials		16,161,567

Health Care (11.59%)
Align Technology, Inc.(a)	3,833	909,264
Boston Scientific Corp.(a)	13,243	1,083,145
Dexcom, Inc.(a)	8,704	603,535
DiaSorin SpA(b)	9,357	1,075,696
HealthEquity, Inc.(a)	12,277	976,758
Insulet Corp.(a)	5,114	1,036,966
Intuitive Surgical, Inc.(a)	2,397	1,180,834
PROCEPT BioRobotics Corp.(a)(b)	13,977	1,104,183
ResMed, Inc.	4,834	1,184,427
Shanghai MicroPort MedBot Group Co., Ltd.(a)(b)	671,000	613,536
Smith & Nephew PLC, Sponsored ADR	39,529	1,219,470
Total Health Care		10,987,814

Industrials (17.19%)
3D Systems Corp.(a)	256,186	548,238
AeroVironment, Inc.(a)	4,251	866,184
AutoStore Holdings, Ltd.(a)(c)(d)	640,777	681,520
Experian PLC	21,016	1,016,796
FANUC Corp.	32,218	944,788
Security Description	Shares	Value
Industrials (continued)
Goldwind Science & Technology Co., Ltd., Class H	1,990,200	$1,153,621
Proto Labs, Inc.(a)	32,119	982,199
RELX PLC, Sponsored ADR	22,399	1,045,137
Schneider Electric SE	3,574	907,476
Sensata Technologies Holding PLC	23,155	892,625
SS&C Technologies Holdings, Inc.	16,645	1,249,873
Stratasys, Ltd.(a)	113,547	780,068
Thomson Reuters Corp.(b)	6,003	1,028,169
TransUnion	13,532	1,310,033
Verisk Analytics, Inc.	3,889	1,060,997
Vestas Wind Systems A/S(a)	34,069	782,041
Wolters Kluwer NV	6,210	1,058,167
Total Industrials		16,307,932

Information Technology (44.99%)
Adobe, Inc.(a)	2,239	1,286,103
Alarm.com Holdings, Inc.(a)	14,488	862,616
Allegro MicroSystems, Inc.(a)	31,014	760,773
ANSYS, Inc.(a)	3,145	1,010,866
Autodesk, Inc.(a)	4,573	1,181,663
Check Point Software Technologies, Ltd.(a)	5,814	1,119,195
Cognex Corp.	20,740	837,481
Crowdstrike Holdings, Inc., Class A(a)	2,368	656,599
CyberArk Software, Ltd.(a)	3,674	1,053,483
Dassault Systemes SE	25,522	995,320
Datadog, Inc., Class A(a)	8,604	1,000,301
Dynatrace, Inc.(a)	19,604	992,354
First Solar, Inc.(a)	3,054	694,388
Fortinet, Inc.(a)	15,218	1,167,373
Gen Digital, Inc.	36,871	975,607
Guidewire Software, Inc.(a)	7,535	1,120,982
Intuit, Inc.	1,731	1,090,980
Itron, Inc.(a)	8,481	866,928
Keyence Corp.	2,054	978,035
Nemetschek SE	10,007	1,042,569
Okta, Inc.(a)	10,282	809,502
Omron Corp.(b)	28,200	1,162,413
Palo Alto Networks, Inc.(a)	2,866	1,039,556
PTC, Inc.(a)	5,762	1,031,917
Qorvo, Inc.(a)	8,438	977,880
Qualys, Inc.(a)	6,532	817,610
Renishaw PLC	19,933	928,011
Salesforce, Inc.	4,329	1,094,804
Samsara, Inc., Class A(a)	31,323	1,286,435
SAP SE, Sponsored ADR	5,196	1,141,613
SenseTime Group, Inc.(a)(b)(c)(d)	5,121,000	774,934
ServiceNow, Inc.(a)	1,412	1,207,260
Silicon Laboratories, Inc.(a)	7,534	891,800
Skyworks Solutions, Inc.	8,944	980,173
Snowflake, Inc., Class A(a)	7,866	898,533
SolarEdge Technologies, Inc.(a)(b)	20,549	499,957

Security Description	Shares	Value
Information Technology (continued)
Temenos AG	15,115	$1,050,875
Trend Micro, Inc.	19,776	1,181,095
Workday, Inc., Class A(a)	4,838	1,273,313
Xero, Ltd.(a)	11,834	1,144,128
Xinyi Solar Holdings, Ltd.(b)	1,678,000	656,326
Zoom Video Communications, Inc., Class A(a)	16,850	1,163,998
Zscaler, Inc.(a)	4,859	971,703
Total Information Technology		42,677,452

Real Estate (1.18%)
Equinix, Inc.	1,338	1,116,374

Utilities (1.71%)
China Longyuan Power Group Corp., Ltd., Class H	950,000	743,158
Enlight Renewable Energy, Ltd.(a)	53,464	881,376
Total Utilities		1,624,534

TOTAL COMMON STOCKS
(Cost $90,422,180)		93,694,082

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.92%)
Utilities (0.92%)
Brookfield Renewable Partners LP	35,646	873,924

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,020,173)		873,924
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.56%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $218,592)	5.24%	218,592	$218,592

Investments Purchased with Collateral from Securities Loaned (2.33%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $2,213,030)		2,213,030	$2,213,030
TOTAL SHORT TERM INVESTMENTS
(Cost $2,431,622)			2,431,622

TOTAL INVESTMENTS (102.26%)
(Cost $93,873,975)			$96,999,628
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.26%)			(2,143,249)
NET ASSETS - 100.00%			$94,856,379

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,261,069.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,449,550, representing 2.58% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2024, the market value of those securities was $2,449,550, representing 2.58% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.51%)
Brazil (9.65%)
Ambev SA	239,300	$546,030
BB Seguridade Participacoes SA	82,900	540,267
Cia Siderurgica Nacional SA	223,683	470,707
Gerdau SA	158,383	514,271
Petroleo Brasileiro SA	77,592	542,020
Total Brazil		2,613,295

Chile (5.55%)
Cencosud SA	263,954	534,425
Cia Sud Americana de Vapores SA	7,850,551	477,020
Enel Chile SA	9,048,865	490,314
Total Chile		1,501,759

China (8.27%)
China Shenhua Energy Co., Ltd., Class H	99,000	427,851
China Zheshang Bank Co., Ltd.(a)	1,896,000	500,880
Chongqing Rural Commercial Bank Co., Ltd.	1,112,500	542,140
COSCO SHIPPING Holdings Co., Ltd.	290,500	398,619
Yankuang Energy Group Co., Ltd., Class H(a)	284,200	368,835
Total China		2,238,325

Colombia (3.78%)
Bancolombia SA, ADR	15,444	511,042
Interconexion Electrica SA ESP	118,187	513,340
Total Colombia		1,024,382

Czech Republic (1.72%)
CEZ AS	12,187	465,194

Hungary (2.25%)
Richter Gedeon Nyrt	20,106	609,071

India (9.76%)
Dr Reddy's Laboratories, Ltd., ADR	6,962	581,118
Infosys, Ltd., Sponsored ADR(a)	46,919	1,092,274
Wipro, Ltd., ADR(a)	150,516	967,818
Total India		2,641,210

Indonesia (10.80%)
Adaro Energy Indonesia Tbk PT	2,963,400	682,608
Gudang Garam Tbk PT(b)	452,500	479,436
Indofood Sukses Makmur Tbk PT	1,355,700	600,876
Security Description	Shares	Value
Indonesia (continued)
Kalbe Farma Tbk PT	5,264,100	$562,004
Telkom Indonesia Persero Tbk PT	3,028,200	599,566
Total Indonesia		2,924,490

Malaysia (10.08%)
Axiata Group Bhd	849,700	501,269
Genting Malaysia Bhd	926,100	539,913
Maxis Bhd	653,100	583,219
Petronas Gas Bhd	134,300	567,959
Sime Darby Bhd	936,500	537,310
Total Malaysia		2,729,670

Mexico (8.62%)
Grupo Aeroportuario del Centro Norte SAB de CV	58,102	465,158
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,981	530,940
Grupo Financiero Banorte SAB de CV, Class O	67,185	464,667
Grupo Mexico SAB de CV, Series B	99,135	507,297
Orbia Advance Corp. SAB de CV	341,384	364,885
Total Mexico		2,332,947

Philippines (4.24%)
Manila Electric Co.	78,330	593,160
PLDT, Inc.	20,755	554,452
Total Philippines		1,147,612

Russia (0.00%)(c)
Mobile TeleSystems PJSC, Sponsored ADR(b)(d)	64,600	646
Novolipetsk Steel PJSC, GDR(b)(d)(e)	17,594	176
Severstal PAO, GDR(b)(d)(e)	23,283	233
X5 Retail Group NV, GDR(b)(d)(e)	17,785	178
Total Russia		1,233

South Africa (10.67%)
Exxaro Resources, Ltd.	54,040	484,969
Pepkor Holdings, Ltd.(e)(f)	499,227	613,227
Sasol, Ltd.	79,751	615,419
Vodacom Group, Ltd.	98,503	607,966
Woolworths Holdings, Ltd.	156,604	567,960
Total South Africa		2,889,541

Thailand (12.75%)
Bangkok Dusit Medical Services PCL	678,100	555,984
Bumrungrad Hospital Pcl	77,000	557,394
Delta Electronics Thailand PCL	386,400	1,215,884
Home Product Center PCL	2,041,600	545,915
Thai Beverage PCL	1,416,100	575,143
Total Thailand		3,450,320

Security Description	Shares	Value
Turkey (1.37%)
Tofas Turk Otomobil Fabrikasi A.S.	51,914	$371,772

TOTAL COMMON STOCKS
(Cost $27,326,834)		26,940,821

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.00%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $47,615)	5.24%	47,615	$47,615

Investments Purchased with Collateral from Securities Loaned (0.82%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $221,204)		221,204	221,204
TOTAL SHORT TERM INVESTMENTS
(Cost $268,819)			268,819

TOTAL INVESTMENTS (100.51%)
(Cost $27,595,653)			$27,209,640
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.51%)			(137,338)
NET ASSETS - 100.00%			$27,072,302

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,706,455.
(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2024, the market value of those securities was $613,814, representing 2.27% of net assets.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $613,227, representing 2.27% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF
Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.94%)(a)
Communication Services (8.84%)
Communication Services Select Sector SPDR Fund	383,275	$33,467,573

Consumer Discretionary (8.81%)
Consumer Discretionary Select Sector SPDR Fund	178,280	33,359,754

Consumer Staples (9.13%)
Consumer Staples Select Sector SPDR Fund	419,149	34,583,984

Energy (8.74%)
Energy Select Sector SPDR Fund	362,729	33,109,903

Financials (9.51%)
Financial Select Sector SPDR Fund	787,685	36,028,712

Healthcare (9.21%)
Health Care Select Sector SPDR Fund	221,750	34,859,100

Industrials (9.19%)
Industrial Select Sector SPDR Fund	264,740	34,802,720

Materials (9.04%)
Materials Select Sector SPDR Fund	363,180	34,240,611

Real Estate (9.73%)
Real Estate Select Sector SPDR Fund	846,026	36,844,432

Technology (8.29%)
Technology Select Sector SPDR Fund	142,528	31,403,194

Utilities (9.45%)
Utilities Select Sector SPDR Fund	469,158	35,792,064

TOTAL EXCHANGE TRADED FUNDS
(Cost $310,089,525)		378,492,047
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	279,361	$279,361

TOTAL SHORT TERM INVESTMENTS
(Cost $279,361)			279,361

TOTAL INVESTMENTS (100.01%)
(Cost $310,368,886)			$378,771,408
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(48,375)
NET ASSETS - 100.00%			$378,723,033

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSRS filing dated March 31, 2024, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Global Travel Beneficiaries ETF
Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.45%)
Communication Services (4.37%)
TripAdvisor, Inc.(a)	819	$11,884
Walt Disney Co.	2,717	245,562
Total Communication Services		257,446

Consumer Discretionary (49.42%)
Accor SA	557	23,440
Airbnb, Inc., Class A(a)	1,861	218,314
Amadeus IT Group SA	1,084	73,021
Avolta AG	369	14,290
Booking Holdings, Inc.	71	277,556
Caesars Entertainment, Inc.(a)	1,350	50,814
Carnival Corp.(a)	6,440	106,260
Churchill Downs, Inc.	420	58,367
Cie Financiere Richemont SA, Class A	929	146,281
Expedia Group, Inc.(a)	939	130,606
Flight Centre Travel Group, Ltd.(b)	1,221	17,330
Galaxy Entertainment Group, Ltd.	18,000	69,712
Global Business Travel Group, Inc.(a)	2,360	16,496
H World Group, Ltd., ADR	950	28,918
Hilton Worldwide Holdings, Inc.	1,285	282,238
InterContinental Hotels Group PLC	381	37,948
Las Vegas Sands Corp.	2,833	110,459
Marriott International, Inc., Class A	1,131	265,434
MGM Resorts International(a)	1,536	57,738
Moncler SpA	520	31,856
Norwegian Cruise Line Holdings, Ltd.(a)	2,730	48,840
OneSpaWorld Holdings, Ltd.	982	15,584
Oriental Land Co., Ltd.	7,200	196,413
Royal Caribbean Cruises, Ltd.	1,606	264,380
Sabre Corp.(a)	5,573	16,998
Samsonite International SA(c)(d)	9,000	22,899
Sega Sammy Holdings, Inc.	1,100	19,187
Tongcheng Travel Holdings, Ltd.(d)	7,000	13,070
Trainline PLC(a)(c)(d)	3,886	15,310
Trip.com Group, Ltd., ADR(a)	3,001	141,467
TUI AG(a)	2,003	13,192
Security Description	Shares	Value
Consumer Discretionary (continued)
Vail Resorts, Inc.	229	$41,609
Webjet, Ltd.(a)	3,560	18,915
WH Smith PLC	1,001	16,867
Wynn Resorts, Ltd.	662	50,895
Total Consumer Discretionary		2,912,704

Consumer Staples (6.59%)
Estee Lauder Cos., Inc., Class A	1,425	130,616
Kose Corp.	200	12,142
L'Oreal SA	561	245,944
Total Consumer Staples		388,702

Financials (5.96%)
American Express Co.	1,225	316,846
Shift4 Payments, Inc.(a)(b)	410	34,071
Total Financials		350,917

Industrials (29.37%)
Aena SME SA(c)(d)	172	34,718
AerSale Corp.(a)	2,160	10,994
Airbus SE	1,410	216,367
Airports of Thailand PCL(a)	17,700	31,248
Alaska Air Group, Inc.(a)	1,080	38,999
American Airlines Group, Inc.(a)	5,558	59,026
ANA Holdings, Inc.	3,100	62,460
Auckland International Airport, Ltd.	9,550	45,283
Avis Budget Group, Inc.	140	11,479
Delta Air Lines, Inc.	4,445	188,867
Deutsche Lufthansa AG	2,511	16,343
easyJet PLC	2,600	16,223
Elis SA	639	15,794
Eva Airways Corp.	31,000	34,256
Grab Holdings, Ltd.(a)	16,148	51,997
Grupo Aeroportuario del Pacifico SAB de CV	1,531	27,113
Grupo Aeroportuario del Sureste SAB de CV, ADR	93	25,053
Hertz Global Holdings, Inc.(a)(b)	4,446	13,516
International Consolidated Airlines Group SA	10,199	24,512
Japan Airlines Co., Ltd.	3,200	53,738
Joby Aviation, Inc.(a)(b)	3,020	15,100
Localiza Rent a Car SA(a)	3,233	23,731
Lyft, Inc., Class A(a)	2,266	26,444
Qantas Airways, Ltd.(a)	13,134	59,650
Ryanair Holdings PLC, ADR	417	46,479
Singapore Airlines, Ltd.	10,100	48,606
Sixt SE	197	13,904
Southwest Airlines Co.	3,792	109,665
Turk Hava Yollari AO(a)	2,695	23,769

Security Description	Shares	Value
Industrials (continued)
Uber Technologies, Inc.(a)	3,841	$280,892
United Airlines Holdings, Inc.(a)	2,370	104,375
Total Industrials		1,730,601

Information Technology (0.95%)
Agilysys, Inc.(a)	170	19,227
Clear Secure, Inc.	844	25,649
PROS Holdings, Inc.(a)	560	11,273
Total Information Technology		56,149

Real Estate (2.79%)
Gaming and Leisure Properties, Inc.	1,661	86,405
Host Hotels & Resorts, Inc.	4,406	77,986
Total Real Estate		164,391

TOTAL COMMON STOCKS
(Cost $5,853,829)		5,860,910

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.66%)
Money Market Fund (0.52%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $30,733)	5.24%	30,733	$30,733

Investments Purchased with Collateral from Securities Loaned (1.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $67,006)		67,006	67,006
TOTAL SHORT TERM INVESTMENTS
(Cost $97,739)			97,739

TOTAL INVESTMENTS (101.11%)
(Cost $5,951,568)			$5,958,649
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.11%)			(65,266)
NET ASSETS - 100.00%			$5,893,383

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $64,835.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $72,927, representing 1.24% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2024, the market value of those securities was $85,997, representing 1.46% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF
Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (1.73%)
United States Treasury Bill
2.24%, 09/10/2024	$595,000	$594,397

Total		594,397

TOTAL GOVERNMENT BONDS
(Cost $594,221)		594,397

Security Description	Principal Amount	Value
MUNICIPAL BONDS (101.22%)
General Obligation Limited (2.10%)
Pennsylvania (2.10%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	515,190
4.00%, 09/01/2036	200,000	204,661
Total Pennsylvania		719,851

Total General Obligation Limited		719,851

General Obligation Unlimited (18.61%)
Alaska (0.93%)
State of Alaska
5.00%, 08/01/2028(a)	300,000	318,765
Total Alaska		318,765

California (7.33%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(b)	350,000	297,316
Chaffey Joint Union High School District
0.00%, 08/01/2044(b)	250,000	102,323
Chino Valley Unified School District
0.00%, 08/01/2035(b)	245,000	166,824
Lake Tahoe Unified School District
0.00%, 08/01/2045(b)	150,000	129,032
Mount San Antonio Community College District
0.00%, 08/01/2043(b)	275,000	274,722
Rio Hondo Community College District
0.00%, 08/01/2036(b)	300,000	198,990
0.00%, 08/01/2044(b)	150,000	59,645
San Diego Unified School District
5.00%, 07/01/2034(a)	300,000	354,260
San Mateo County Community College District
0.00%, 09/01/2035(b)	110,000	77,568
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
San Mateo Union High School District
0.00%, 09/01/2041(b)	$520,000	$551,794
State of California
5.00%, 08/01/2034(a)	250,000	295,809
Total California		2,508,283

New York (1.75%)
City of New York NY
3.80%, 09/01/2049	600,000	600,000
Total New York		600,000

Oregon (5.04%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(b)	600,000	371,235
Multnomah County School District No 40
0.00%, 06/15/2043(b)	1,000,000	417,340
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(b)	500,000	311,865
Oregon Coast Community College District
0.00%, 06/15/2040(b)	400,000	423,811
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(b)	200,000	134,925
0.00%, 06/15/2041(b)	150,000	70,066
Total Oregon		1,729,242

Texas (1.37%)
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	61,153
4.00%, 08/01/2054	150,000	154,227
North East Independent School District
3.75%, 08/01/2049	250,000	254,900
Total Texas		470,280

Washington (1.27%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(b)	150,000	85,944
0.00%, 06/15/2039(b)	255,000	132,122
0.00%, 06/15/2040(b)	200,000	100,244
0.00%, 06/15/2041(b)	250,000	117,198
Total Washington		435,508

Wisconsin (0.92%)
State of Wisconsin
5.00%, 05/01/2027(a)	300,000	314,568
Total Wisconsin		314,568

Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Total General Obligation Unlimited		6,376,646

Revenue Bonds (80.51%)
Alabama (0.47%)
Black Belt Energy Gas District
SIFMA Municipal Swap Index Yield + 0.65%, 04/01/2053(c)	$100,000	$97,220
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,946
Total Alabama		163,166

Arizona (4.47%)
Chandler Industrial Development Authority
4.10%, 12/01/2037	175,000	178,245
4.00%, 06/01/2049	115,000	116,502
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	736,142
5.00%, 12/01/2037	450,000	499,084
Total Arizona		1,529,973

California (4.67%)
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	435,842
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	510,000	488,427
Northern California Energy Authority
5.00%, 12/01/2054	300,000	322,128
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	185,000	185,360
San Diego County Regional Airport Authority
5.25%, 07/01/2036	150,000	168,761
Total California		1,600,518

Colorado (4.77%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	283,654
5.75%, 11/15/2036	250,000	303,358
Colorado Health Facilities Authority
3.80%, 05/15/2064	600,000	600,000
E-470 Public Highway Authority
0.00%, 09/01/2035(b)	300,000	177,200
0.00%, 09/01/2037(b)	500,000	266,333
Total Colorado		1,630,545
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Connecticut (1.71%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	$250,000	$250,896
6.00%, 11/15/2054	300,000	335,523
Total Connecticut		586,419

District of Columbia (2.11%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2030	200,000	200,328
5.00%, 10/01/2031	245,000	252,245
5.00%, 10/01/2037	250,000	271,556
Total District of Columbia		724,129

Florida (3.36%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	300,000	307,772
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	213,643
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	150,000	164,285
Florida Housing Finance Corp.
5.50%, 01/01/2054	140,000	148,269
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	320,166
Total Florida		1,154,135

Georgia (3.13%)
Development Authority of Burke County
1.50%, 01/01/2040	255,000	251,271
Main Street Natural Gas, Inc.
4.00%, 08/01/2049	500,000	500,400
5.00%, 12/01/2053	300,000	323,178
Total Georgia		1,074,849

Illinois (2.55%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	247,237
5.00%, 02/15/2036	400,000	416,839
Illinois Housing Development Authority
6.25%, 04/01/2054	185,000	204,338
Total Illinois		868,414

Indiana (0.45%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	155,601
Total Indiana		155,601

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Kentucky (2.83%)
County of Trimble KY
4.70%, 06/01/2054	$300,000	$302,511
Kentucky Public Energy Authority
4.00%, 12/01/2049	210,000	210,614
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	460,039
Total Kentucky		973,164

Louisiana (0.15%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	55,000	52,849
Total Louisiana		52,849

Massachusetts (0.37%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	130,000	128,075
Total Massachusetts		128,075

Minnesota (0.29%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	119,995	100,439
Total Minnesota		100,439

Mississippi (0.68%)
Mississippi State University Educational Building Corp.
5.00%, 08/01/2038	200,000	230,089
Total Mississippi		230,089

Missouri (1.08%)
Missouri Housing Development Commission
4.00%, 05/01/2050	200,000	201,197
6.00%, 05/01/2055	150,000	167,756
Total Missouri		368,953

Nebraska (2.72%)
Central Plains Energy Project
5.00%, 05/01/2053	725,000	761,923
Nebraska Investment Finance Authority
3.50%, 09/01/2046	170,000	169,583
Total Nebraska		931,506

New Jersey (3.81%)
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045	220,000	227,717
Security Description	Principal Amount	Value
Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(b)	$1,375,000	$1,074,039
Total New Jersey		1,301,756

New Mexico (1.82%)
City of Farmington NM
1.80%, 04/01/2029	375,000	342,577
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	265,000	281,384
Total New Mexico		623,961

New York (7.57%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	65,000	64,928
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	460,684
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	103,890
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,176,488
Triborough Bridge & Tunnel Authority
1D US SOFR + 1.05%, 04/01/2026(c)	250,000	250,370
0.00%, 11/15/2039(b)	1,000,000	541,605
Total New York		2,597,965

North Carolina (2.42%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	750,000	827,741
Total North Carolina		827,741

North Dakota (1.88%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	325,000	327,686
5.75%, 07/01/2053	295,000	316,637
Total North Dakota		644,323

Ohio (2.80%)
Ohio Housing Finance Agency
5.00%, 03/01/2052	920,000	958,300
Total Ohio		958,300

Oklahoma (1.44%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	475,000	494,349
Total Oklahoma		494,349

Security Description	Principal Amount	Value
Revenue Bonds (continued)

Oregon (0.64%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	$200,000	$218,411
Total Oregon		218,411

Pennslyvania (0.97%)
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	175,000	169,731
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(b)	165,000	161,016
Total Pennslyvania		330,747

South Carolina (3.53%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	150,000	164,027
6.00%, 01/01/2054	940,000	1,043,813
Total South Carolina		1,207,840

South Dakota (3.30%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	930,000	968,753
6.00%, 05/01/2054	150,000	161,956
Total South Dakota		1,130,709

Tennessee (0.96%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(b)	350,000	328,400
Total Tennessee		328,400

Texas (5.63%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	217,860
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	148,065
Texas Department of Housing & Community Affairs
3.50%, 07/01/2052	425,000	420,338
Texas Municipal Gas Acquisition and Supply Corp. I
3M US SOFR + 0.70%, 12/15/2026(c)	480,000	481,303
6.25%, 12/15/2026	35,000	36,206
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas Municipal Gas Acquisition and Supply Corp. II
3M US SOFR + 1.06%, 09/15/2027(c)	$415,000	$416,488
3M US SOFR + 0.86%, 09/15/2027(c)	205,000	204,995
Total Texas		1,925,255

Virginia (1.36%)
Freddie Mac Structured Pass-Through Certificates
4.68%, 10/25/2040	149,766	161,388
York County Economic Development Authority
3.65%, 05/01/2033	300,000	306,231
Total Virginia		467,619

Washington (1.54%)
District of Columbia
5.00%, 07/15/2040	200,000	203,038
Port of Seattle WA
5.00%, 04/01/2027	250,000	250,289
Washington Health Care Facilities Authority
4.00%, 10/01/2042	75,000	76,834
Total Washington		530,161

Wisconsin (5.03%)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2030	125,000	128,954
Public Finance Authority
3.70%, 10/01/2046	455,000	457,980
University of Wisconsin Hospitals & Clinics
3.95%, 04/01/2048	600,000	600,000
5.00%, 04/01/2054	300,000	336,619
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	200,000	195,136
Total Wisconsin		1,718,689

Total Revenue Bonds		27,579,050

TOTAL MUNICIPAL BONDS
(Cost $33,913,100)		34,675,547

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.40%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	5.24%	136,714	$136,714

TOTAL SHORT TERM INVESTMENTS
(Cost $136,714)			136,714

TOTAL INVESTMENTS (103.35%)
(Cost $34,644,035)			$35,406,658
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.35%)			(1,147,162)
NET ASSETS - 100.00%			$34,259,496

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SIFMA - Securities Industry and Financial Markets Association

Reference Rates:
1D US SOFR - 1 Day SOFR as of August 31, 2024 was 5.32%
SIFMA Municipal Swap Index Yield - SIFMA Municipal Swap Index Yield as of August 31, 2024 was 2.92%
3M US SOFR - 3 Month SOFR as of August 31, 2024 was 5.02%

(a)	Represents a security purchased on a when-issued basis.
(b)	Zero coupon bond.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2024. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.33%)
Australia (7.29%)
BHP Group, Ltd.	200,302	$5,527,377
Coles Group, Ltd.	507,916	6,459,691
Fortescue, Ltd.	371,303	4,591,558
Woodside Energy Group, Ltd.	316,054	5,816,525
Total Australia		22,395,151

Austria (1.93%)
OMV AG	135,978	5,919,210

Denmark (1.69%)
A P Moller-Maersk A/S	3,479	5,189,036

Finland (4.20%)
Fortum Oyj(a)	375,361	5,999,801
Nokia Oyj	1,571,180	6,908,920
Total Finland		12,908,721

France (10.59%)
Cie Generale des Etablissements Michelin SCA	144,097	5,656,204
Credit Agricole SA	408,180	6,386,766
Engie SA	401,204	7,064,809
Orange SA	571,950	6,512,005
Sanofi SA	61,595	6,890,415
Total France		32,510,199

Germany (7.68%)
BASF SE	119,231	6,042,935
Bayer AG	196,692	6,058,501
Bayerische Motoren Werke AG	61,162	5,666,942
Mercedes-Benz Group AG	84,149	5,798,760
Total Germany		23,567,138

Great Britain (4.27%)
NatWest Group PLC	1,461,646	6,626,395
Unilever PLC	100,699	6,488,092
Total Great Britain		13,114,487

Hong Kong (3.88%)
CITIC, Ltd.	5,854,000	5,848,144
Security Description	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	7,443,996	$6,061,886
Total Hong Kong		11,910,030

Italy (8.48%)
Enel SpA	839,920	6,372,863
Eni SpA(a)	393,589	6,384,265
Intesa Sanpaolo SpA	1,598,925	6,653,571
Mediobanca Banca di Credito Finanziario SpA(a)	392,796	6,636,696
Total Italy		26,047,395

Japan (8.38%)
Canon, Inc.	201,763	6,924,174
Isuzu Motors, Ltd.	443,792	6,664,924
Japan Tobacco, Inc.	198,400	5,704,051
Takeda Pharmaceutical Co., Ltd.	217,000	6,431,774
Total Japan		25,724,923

Netherlands (6.84%)
BE Semiconductor Industries NV(a)	34,580	4,502,873
NN Group NV	128,623	6,297,145
NXP Semiconductors NV	21,357	5,475,081
Stellantis NV(a)	282,163	4,721,587
Total Netherlands		20,996,686

Norway (5.56%)
Aker BP ASA	238,104	5,700,226
Norsk Hydro ASA	935,404	5,239,000
Telenor ASA	493,512	6,119,081
Total Norway		17,058,307

Poland (1.99%)
ORLEN SA	367,270	6,099,835

Singapore (1.78%)
Singapore Airlines, Ltd.(a)	1,136,465	5,469,175

Spain (3.91%)
ACS Actividades de Construccion y Servicios SA	135,427	6,155,705
Telefonica SA(a)	1,294,607	5,858,753
Total Spain		12,014,458

Sweden (2.36%)
Telefonaktiebolaget LM Ericsson, Class B	971,226	7,237,706

Security Description	Shares	Value
Switzerland (4.26%)
Kuehne + Nagel International AG(a)	19,815	$6,132,964
Roche Holding AG	20,523	6,933,952
Total Switzerland		13,066,916

United Kingdom (14.24%)
British American Tobacco PLC	187,809	6,994,988
GSK PLC	279,311	6,078,198
Imperial Brands PLC	224,667	6,432,208
National Grid Plc	509,215	6,678,164
Rio Tinto PLC	85,844	5,377,651
Vodafone Group PLC	6,503,679	6,356,427
WPP PLC	609,490	5,796,815
Total United Kingdom		43,714,451

TOTAL COMMON STOCKS
(Cost $278,652,976)		304,943,824

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.77%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $496,468)	5.24%	496,468	$496,468

Investments Purchased with Collateral from Securities Loaned (5.61%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $17,218,134)		17,218,134	17,218,134
TOTAL SHORT TERM INVESTMENTS
(Cost $17,714,602)			17,714,602

TOTAL INVESTMENTS (105.10%)
(Cost $296,367,578)			$322,658,426
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.10%)			(15,666,891)
NET ASSETS - 100.00%			$306,991,535

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $28,181,140.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Biotechnology (87.04%)
4D Molecular Therapeutics, Inc.(a)	40,473	$607,500
89bio, Inc.(a)(b)	76,999	731,491
AC Immune SA(a)	77,640	250,777
ACADIA Pharmaceuticals, Inc.(a)	129,316	2,144,059
ACELYRIN, Inc.(a)	77,516	370,526
Agios Pharmaceuticals, Inc.(a)	44,446	2,040,516
Akero Therapeutics, Inc.(a)	54,135	1,472,472
Aldeyra Therapeutics, Inc.(a)(b)	46,496	267,584
Alector, Inc.(a)(b)	75,452	398,387
Alkermes PLC(a)	132,492	3,769,397
Allogene Therapeutics, Inc.(a)(b)	163,405	429,755
Altimmune, Inc.(a)(b)	55,503	371,870
Amicus Therapeutics, Inc.(a)	231,823	2,691,465
AnaptysBio, Inc.(a)	21,382	814,440
Anavex Life Sciences Corp.(a)(b)	66,249	398,819
Annexon, Inc.(a)	71,344	406,661
Apogee Therapeutics, Inc.(a)(b)	35,195	1,800,928
Applied Therapeutics, Inc.(a)	89,429	566,980
Arcellx, Inc.(a)(b)	41,868	2,878,007
Arcturus Therapeutics Holdings, Inc.(a)(b)	21,078	444,746
Arcus Biosciences, Inc.(a)	71,192	1,218,807
ArriVent Biopharma, Inc.(a)	26,213	700,673
ARS Pharmaceuticals, Inc.(a)(b)	75,848	984,507
Aura Biosciences, Inc.(a)(b)	38,771	308,229
Aurinia Pharmaceuticals, Inc.(a)	111,943	762,332
Avidity Biosciences, Inc.(a)	74,867	3,294,148
BioCryst Pharmaceuticals, Inc.(a)	161,530	1,403,696
Cargo Therapeutics, Inc.(a)(b)	30,826	581,378
Celcuity, Inc.(a)(b)	27,483	438,629
Celldex Therapeutics, Inc.(a)	51,587	2,132,091
CG oncology, Inc.(a)	52,159	1,923,624
Cogent Biosciences, Inc.(a)(b)	74,833	803,706
Compass Pathways PLC, ADR(a)(b)	53,525	400,367
Crinetics Pharmaceuticals, Inc.(a)	61,723	3,275,022
Day One Biopharmaceuticals, Inc.(a)(b)	68,409	946,781
Denali Therapeutics, Inc.(a)	111,627	2,728,164
Dianthus Therapeutics, Inc.(a)(b)	22,967	662,139
Disc Medicine, Inc.(a)(b)	19,338	982,757
Enanta Pharmaceuticals, Inc.(a)	16,578	213,525
Erasca, Inc.(a)	203,388	587,791
Galapagos NV, Sponsored ADR(a)	51,638	1,503,699
Geron Corp.(a)	464,234	2,205,112
Security Description	Shares	Value
Biotechnology (continued)
HilleVax, Inc.(a)	38,905	$72,752
Ideaya Biosciences, Inc.(a)	59,240	2,339,980
Immunocore Holdings PLC, ADR(a)	38,190	1,370,257
Immunovant, Inc.(a)(b)	114,375	3,534,188
Inhibrx Biosciences, Inc.(a)	11,342	165,140
Inozyme Pharma, Inc.(a)(b)	48,402	268,147
Intellia Therapeutics, Inc.(a)	75,511	1,694,467
Ironwood Pharmaceuticals, Inc.(a)	124,405	629,489
iTeos Therapeutics, Inc.(a)	28,285	476,602
Keros Therapeutics, Inc.(a)	28,235	1,280,457
Krystal Biotech, Inc.(a)(b)	22,332	4,357,420
Kura Oncology, Inc.(a)	59,635	1,255,913
Kyverna Therapeutics, Inc.(a)(b)	33,756	271,061
MannKind Corp.(a)	213,151	1,334,325
Merus NV(a)	51,849	2,643,782
Mineralys Therapeutics, Inc.(a)(b)	38,854	482,178
Mirum Pharmaceuticals, Inc.(a)	36,885	1,590,112
MoonLake Immunotherapeutics(a)	49,218	2,302,910
Newamsterdam Pharma Co. NV(a)(b)	70,440	1,156,625
Olema Pharmaceuticals, Inc.(a)(b)	43,791	516,734
Praxis Precision Medicines, Inc.(a)	13,399	712,157
ProKidney Corp.(a)(b)	50,036	120,086
Protagonist Therapeutics, Inc.(a)	45,902	1,968,736
Prothena Corp. PLC(a)	42,077	937,055
PTC Therapeutics, Inc.(a)	60,019	2,119,871
Replimune Group, Inc.(a)	48,061	488,780
Savara, Inc.(a)	108,171	461,890
Soleno Therapeutics, Inc.(a)	28,488	1,394,488
Sutro Biopharma, Inc.(a)	64,021	292,576
Syndax Pharmaceuticals, Inc.(a)	66,513	1,366,842
Tourmaline Bio, Inc.(a)	20,063	338,062
UroGen Pharma, Ltd.(a)(b)	28,289	393,500
Vanda Pharmaceuticals, Inc.(a)	45,556	240,991
Vera Therapeutics, Inc.(a)	42,986	1,625,731
Vericel Corp.(a)(b)	38,037	1,964,611
Viridian Therapeutics, Inc.(a)	49,955	733,339
Xencor, Inc.(a)	48,263	844,120
Xenon Pharmaceuticals, Inc.(a)	59,069	2,382,843
Y-mAbs Therapeutics, Inc.(a)(b)	34,341	491,420
Zai Lab, Ltd., ADR(a)(b)	79,895	1,593,106
Zentalis Pharmaceuticals, Inc.(a)	55,586	192,883
Total Biotechnology		99,319,183

Health Care Providers & Services (0.46%)
Fulgent Genetics, Inc.(a)	23,432	528,626

Security Description	Shares	Value
Pharmaceuticals (12.45%)
Alto Neuroscience, Inc.(a)(b)	21,039	$269,510
Arvinas, Inc.(a)	53,571	1,401,417
Atea Pharmaceuticals, Inc.(a)	65,932	253,838
Corcept Therapeutics, Inc.(a)	81,491	2,876,632
Edgewise Therapeutics, Inc.(a)	73,106	1,370,738
Fulcrum Therapeutics, Inc.(a)	48,639	415,863
GH Research PLC(a)(b)	40,712	427,476
Liquidia Corp.(a)(b)	59,796	568,660
Longboard Pharmaceuticals, Inc.(a)	26,312	949,337
Neumora Therapeutics, Inc.(a)(b)	124,866	1,435,959
Pharvaris NV(a)(b)	42,128	758,304
Pliant Therapeutics, Inc.(a)(b)	47,208	627,394
Tarsus Pharmaceuticals, Inc.(a)	29,562	801,426
Theravance Biopharma, Inc.(a)	38,076	314,127
Verona Pharma PLC, ADR(a)(b)	63,458	1,743,826
Total Pharmaceuticals		14,214,507

TOTAL COMMON STOCKS
(Cost $111,429,732)		114,062,316

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.17%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $69,608)	5.24%	69,608	$69,608

Investments Purchased with Collateral from Securities Loaned (4.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $4,688,009)		4,688,009	4,688,009
TOTAL SHORT TERM INVESTMENTS
(Cost $4,757,617)			4,757,617

TOTAL INVESTMENTS (104.12%)
(Cost $116,187,349)			$118,819,933
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.12%)			(4,699,533)
NET ASSETS - 100.00%			$114,120,400

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $24,474,260.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Europe Quality Dividend ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.88%)
Aerospace & Defense (1.63%)
BAE Systems PLC	39,157	$700,922

Air Freight & Logistics (1.28%)
Deutsche Post AG	12,656	548,406

Automobile Components (0.81%)
Cie Generale des Etablissements Michelin SCA	8,861	347,819

Automobiles (2.63%)
Bayerische Motoren Werke AG	3,679	340,876
Stellantis NV(a)	47,301	791,513
Total Automobiles		1,132,389

Banks (2.40%)
HSBC Holdings PLC	117,200	1,031,050

Beverages (2.13%)
Carlsberg AS	703	82,509
Diageo PLC	18,607	604,195
Pernod Ricard SA	1,595	227,089
Total Beverages		913,793

Building Products (0.60%)
Geberit AG	406	258,392

Capital Markets (2.11%)
3i Group PLC	12,695	530,014
Partners Group Holding AG(a)	262	376,333
Total Capital Markets		906,347

Construction & Engineering (1.74%)
Vinci SA	6,268	749,333

Consumer Staples Distribution & Retail (0.62%)
Koninklijke Ahold Delhaize NV	7,725	265,228

Diversified Telecommunication Services (3.36%)
Deutsche Telekom AG	43,857	1,246,409
Swisscom AG	315	198,809
Total Diversified Telecommunication Services		1,445,218

Electric Utilities (2.73%)
Iberdrola SA	82,860	1,174,227

Electrical Equipment (7.30%)
ABB, Ltd.	20,633	1,180,381
Legrand SA	3,385	378,668
Security Description	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	6,239	$1,584,147
Total Electrical Equipment		3,143,196

Financial Services (2.51%)
Industrivarden AB, Class C	3,772	135,331
Investor AB	31,777	944,967
Total Financial Services		1,080,298

Food Products (3.76%)
Nestle SA	15,101	1,616,956

Household Products (0.79%)
Reckitt Benckiser Group PLC	5,923	339,617

Industrial Conglomerates (3.24%)
Siemens AG	7,418	1,393,320

Insurance (5.59%)
Allianz SE	4,504	1,398,523
Zurich Insurance Group AG	1,739	1,005,287
Total Insurance		2,403,810

Machinery (4.76%)
Atlas Copco AB(a)	50,954	923,734
Kone Oyj, Class B	10,166	548,390
Volvo AB	21,609	573,675
Total Machinery		2,045,799

Marine Transportation (0.46%)
Kuehne + Nagel International AG	639	197,778

Multi-Utilities (1.95%)
National Grid PLC	64,090	840,516

Personal Care Products (5.23%)
L'Oreal SA	1,979	867,597
Unilever PLC	21,366	1,376,623
Total Personal Care Products		2,244,220

Pharmaceuticals (17.48%)
GSK PLC	37,242	810,438
Novartis AG	14,440	1,734,736
Novo Nordisk A/S, Class B	15,073	2,095,401
Roche Holding AG	5,025	1,697,759
Sanofi SA	10,519	1,176,723
Total Pharmaceuticals		7,515,057

Professional Services (5.60%)
Experian PLC	14,616	707,152
RELX PLC	25,220	1,172,168
Wolters Kluwer NV	3,106	529,254
Total Professional Services		2,408,574

Semiconductors & Semiconductor Equipment (4.09%)
ASML Holding NV	1,962	1,761,062

Security Description	Shares	Value
Software (4.52%)
SAP SE	8,896	$1,944,306

Specialty Retail (1.86%)
Industria de Diseno Textil SA(a)	14,770	799,685

Textiles, Apparel & Luxury Goods (5.67%)
Hermes International SCA	328	786,417
Kering SA	892	255,378
LVMH Moet Hennessy Louis Vuitton SE	1,876	1,398,316
Total Textiles, Apparel & Luxury Goods		2,440,111

Tobacco (1.41%)
British American Tobacco PLC	16,266	605,831

Wireless Telecommunication Services (0.62%)
Vodafone Group PLC	273,704	267,507

TOTAL COMMON STOCKS
(Cost $35,412,444)		42,520,767

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.94%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $93,418)	5.24%	93,418	$93,418

Investments Purchased with Collateral from Securities Loaned (4.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $2,032,446)		2,032,446	2,032,446
TOTAL SHORT TERM INVESTMENTS
(Cost $2,125,864)			2,125,864

TOTAL INVESTMENTS (103.82%)
(Cost $37,538,308)			$44,646,631
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.82%)			(1,644,305)
NET ASSETS - 100.00%			$43,002,326

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,920,692.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.89%)
Broadline Retail (11.38%)
Alibaba Group Holding, Ltd., Sponsored ADR	8,657	$721,474
Allegro.eu SA(a)(b)(c)	148,856	1,462,853
Amazon.com, Inc.(a)	37,430	6,681,256
JD.com, Inc., ADR	13,424	362,448
MercadoLibre, Inc.(a)	1,257	2,591,508
PDD Holdings, Inc., ADR(a)	21,538	2,070,017
Total Broadline Retail		13,889,556

Diversified Consumer Services (1.40%)
Duolingo, Inc.(a)	8,057	1,712,676

Entertainment (6.52%)
NetEase, Inc., ADR	8,756	704,333
Netflix, Inc.(a)	3,020	2,118,077
ROBLOX Corp., Class A(a)	45,310	1,993,187
Spotify Technology SA(a)	4,017	1,377,349
Take-Two Interactive Software, Inc.(a)	10,937	1,768,622
Total Entertainment		7,961,568

Ground Transportation (2.49%)
Full Truck Alliance Co., Ltd., ADR	169,751	1,230,695
Uber Technologies, Inc.(a)	24,731	1,808,577
Total Ground Transportation		3,039,272

Health Care Technology (1.01%)
Veeva Systems, Inc., Class A(a)	5,715	1,236,955

Hotels, Restaurants & Leisure (5.54%)
Airbnb, Inc., Class A(a)	6,876	806,624
Amadeus IT Group SA(d)	9,226	621,492
Booking Holdings, Inc.	189	738,844
DoorDash, Inc., Class A(a)	10,809	1,391,226
Meituan, Class B(a)(b)(c)	133,017	2,016,287
Trip.com Group, Ltd., ADR(a)	25,368	1,195,848
Total Hotels, Restaurants & Leisure		6,770,321

Interactive Media & Services (16.39%)
Alphabet, Inc., Class A	40,442	6,607,414
Baidu, Inc., Sponsored ADR(a)(d)	4,859	411,169
CAR Group, Ltd.	62,704	1,606,826
Kuaishou Technology(a)(b)(c)	173,200	895,119
LY Corp.	227,000	620,644
Meta Platforms, Inc., Class A	13,519	7,047,590
Pinterest, Inc., Class A(a)	27,662	886,290
Snap, Inc., Class A(a)	60,377	563,921
Tencent Holdings, Ltd.	28,117	1,377,401
Total Interactive Media & Services		20,016,374
Security Description	Shares	Value
IT Services (6.84%)
Cloudflare, Inc., Class A(a)	22,734	$1,867,371
MongoDB, Inc.(a)	7,264	2,112,298
Okta, Inc.(a)	9,598	755,651
Shopify, Inc., Class A(a)	27,475	2,035,073
Snowflake, Inc., Class A(a)	13,895	1,587,226
Total IT Services		8,357,619

Media (1.46%)
Trade Desk, Inc., Class A(a)	17,070	1,784,327

Professional Services (0.73%)
Paychex, Inc.	3,425	449,360
Wolters Kluwer NV	2,591	441,500
Total Professional Services		890,860

Real Estate Management & Development (1.63%)
CoStar Group, Inc.(a)	14,000	1,082,200
Zillow Group, Inc.(a)	16,261	899,233
Total Real Estate Management & Development		1,981,433

Software (44.50%)
Adobe, Inc.(a)	3,309	1,900,723
AppLovin Corp., Class A(a)	16,064	1,491,864
Atlassian Corp., Class A(a)	9,723	1,610,129
Confluent, Inc., Class A(a)	52,843	1,121,328
Crowdstrike Holdings, Inc., Class A(a)	5,693	1,578,555
CyberArk Software, Ltd.(a)	5,645	1,618,647
Datadog, Inc., Class A(a)	13,150	1,528,819
Dynatrace, Inc.(a)	25,978	1,315,006
Elastic NV(a)	11,256	857,595
Fortinet, Inc.(a)	12,667	971,686
Gitlab, Inc., Class A(a)	35,068	1,662,223
HubSpot, Inc.(a)	2,306	1,150,855
Intuit, Inc.	2,047	1,290,142
Microsoft Corp.	16,040	6,690,925
Monday.com, Ltd.(a)	6,850	1,821,347
Nice, Ltd., ADR(a)	4,090	710,597
Nutanix, Inc.(a)	24,228	1,530,967
Open Text Corp.	37,492	1,192,934
Oracle Corp.	9,346	1,320,496
Palantir Technologies, Inc., Class A(a)	68,249	2,148,479
Palo Alto Networks, Inc.(a)	4,074	1,477,721
PTC, Inc.(a)	3,829	685,736
Salesforce, Inc.	5,920	1,497,168
Samsara, Inc., Class A(a)	58,780	2,414,095
SAP SE	5,781	1,263,493
SentinelOne, Inc., Class A(a)	85,206	2,007,453
ServiceNow, Inc.(a)	3,141	2,685,554
UiPath, Inc., Class A(a)	116,175	1,496,334
WiseTech Global, Ltd.	25,227	2,029,696
Workday, Inc., Class A(a)	6,202	1,632,304
Xero, Ltd.(a)	17,656	1,707,007

Security Description		Shares	Value
Software (continued)
Zscaler, Inc.(a)		9,547	$1,909,209
Total Software			54,319,087

TOTAL COMMON STOCKS
(Cost $104,208,053)			121,960,048

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.61%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $160,968)	5.24%	160,968	$160,968

Investments Purchased with Collateral from Securities Loaned (0.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $586,607)		586,607	586,607
TOTAL SHORT TERM INVESTMENTS
(Cost $747,575)			747,575

TOTAL INVESTMENTS (100.50%)
(Cost $104,955,628)			$122,707,623
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.50%)			(606,023)
NET ASSETS - 100.00%			$122,101,600

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,374,260, representing 3.58% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2024, the market value of those securities was $4,374,260, representing 3.58% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $889,376.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Aerospace & Defense (1.85%)
General Dynamics Corp.	12,691	$3,799,178
Lockheed Martin Corp.	12,920	7,339,852
Northrop Grumman Corp.	7,496	3,921,982
Total Aerospace & Defense		15,061,012

Air Freight & Logistics (0.70%)
Expeditors International of Washington, Inc.	6,726	830,056
United Parcel Service, Inc., Class B	37,682	4,844,021
Total Air Freight & Logistics		5,674,077

Banks (4.62%)
JPMorgan Chase & Co.	166,752	37,485,849

Beverages (2.23%)
Brown-Forman Corp., Class B	10,623	484,303
Coca-Cola Co.	137,455	9,961,364
PepsiCo, Inc.	44,139	7,630,750
Total Beverages		18,076,417

Biotechnology (3.05%)
AbbVie, Inc.	70,644	13,868,124
Amgen, Inc.	21,252	7,094,555
Gilead Sciences, Inc.	48,475	3,829,525
Total Biotechnology		24,792,204

Building Products (0.73%)
Johnson Controls International PLC	28,979	2,111,120
Trane Technologies PLC	10,613	3,838,298
Total Building Products		5,949,418

Capital Markets (3.25%)
BlackRock, Inc.	8,177	7,374,100
Cboe Global Markets, Inc.	5,870	1,205,698
Moody's Corp.	10,417	5,080,788
MSCI, Inc.	4,180	2,426,866
S&P Global, Inc.	17,441	8,951,419
T Rowe Price Group, Inc.	12,794	1,356,676
Total Capital Markets		26,395,547

Commercial Services & Supplies (0.91%)
Cintas Corp.	3,989	3,211,624
Waste Management, Inc.	19,798	4,197,968
Total Commercial Services & Supplies		7,409,592

Communications Equipment (1.82%)
Cisco Systems, Inc.	221,579	11,198,603
Motorola Solutions, Inc.	8,155	3,604,836
Total Communications Equipment		14,803,439
Security Description	Shares	Value
Consumer Staples Distribution & Retail (3.07%)
Costco Wholesale Corp.	13,856	$12,364,817
Dollar General Corp.	5,788	480,230
Target Corp.	12,812	1,968,179
Walmart, Inc.	130,605	10,086,624
Total Consumer Staples Distribution & Retail		24,899,850

Diversified Telecommunication Services (4.04%)
Verizon Communications, Inc.	785,790	32,830,307

Electric Utilities (1.90%)
NextEra Energy, Inc.	192,146	15,469,674

Electrical Equipment (0.67%)
Eaton Corp. PLC	17,689	5,429,285

Electronic Equipment, Instruments & Components (0.78%)
Amphenol Corp., Class A	58,840	3,968,758
TE Connectivity, Ltd.	15,163	2,329,037
Total Electronic Equipment, Instruments & Components		6,297,795

Financial Services (6.85%)
Mastercard, Inc., Class A	53,840	26,023,026
Visa, Inc., Class A	107,154	29,614,150
Total Financial Services		55,637,176

Food Products (0.73%)
Archer-Daniels-Midland Co.	15,724	959,007
General Mills, Inc.	16,982	1,227,629
Hershey Co.	4,489	866,646
Mondelez International, Inc., Class A	40,370	2,898,970
Total Food Products		5,952,252

Ground Transportation (1.68%)
CSX Corp.	94,401	3,235,122
Norfolk Southern Corp.	10,213	2,616,162
Union Pacific Corp.	30,464	7,801,526
Total Ground Transportation		13,652,810

Health Care Equipment & Supplies (2.02%)
Abbott Laboratories	67,663	7,664,188
Medtronic PLC	49,774	4,408,981
Stryker Corp.	11,988	4,320,715
Total Health Care Equipment & Supplies		16,393,884

Health Care Providers & Services (3.69%)
Cigna Group	9,762	3,531,989
Elevance Health, Inc.	8,098	4,509,695
UnitedHealth Group, Inc.	37,203	21,957,211
Total Health Care Providers & Services		29,998,895

Hotels, Restaurants & Leisure (2.88%)
McDonald's Corp.	49,337	14,241,619
Starbucks Corp.	72,061	6,814,809

Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	17,382	$2,345,179
Total Hotels, Restaurants & Leisure		23,401,607

Household Durables (0.21%)
Garmin, Ltd.	9,322	1,708,629

Household Products (2.10%)
Colgate-Palmolive Co.	24,306	2,588,589
Kimberly-Clark Corp.	9,697	1,402,768
Procter & Gamble Co.	76,393	13,104,455
Total Household Products		17,095,812

Industrial Conglomerates (0.86%)
Honeywell International, Inc.	33,499	6,964,777

Insurance (2.14%)
Aon PLC, Class A	11,383	3,912,565
Chubb, Ltd.	22,803	6,480,157
Marsh & McLennan Cos., Inc.	30,873	7,023,916
Total Insurance		17,416,638

IT Services (1.81%)
Accenture PLC, Class A	35,935	12,287,973
Amdocs, Ltd.	5,513	479,466
Cognizant Technology Solutions Corp., Class A	25,183	1,958,482
Total IT Services		14,725,921

Life Sciences Tools & Services (0.96%)
Agilent Technologies, Inc.	9,688	1,384,609
Danaher Corp.	23,952	6,450,513
Total Life Sciences Tools & Services		7,835,122

Machinery (3.11%)
Caterpillar, Inc.	24,276	8,644,683
Cummins, Inc.	6,336	1,982,218
Deere & Co.	12,140	4,682,883
Graco, Inc.	7,434	619,624
IDEX Corp.	3,285	678,287
Illinois Tool Works, Inc.	15,155	3,836,943
Otis Worldwide Corp.	19,607	1,856,587
PACCAR, Inc.	23,873	2,296,105
Snap-on, Inc.	2,378	674,734
Total Machinery		25,272,064

Media (3.45%)
Comcast Corp., Class A	707,176	27,982,954

Multi-Utilities (0.45%)
Public Service Enterprise Group, Inc.	45,168	3,647,316

Pharmaceuticals (9.05%)
Bristol-Myers Squibb Co.	82,766	4,134,162
Eli Lilly & Co.	33,432	32,095,389
Johnson & Johnson	96,341	15,979,118
Merck & Co., Inc.	96,624	11,445,113
Pfizer, Inc.	230,335	6,682,018
Security Description	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	17,068	$3,131,807
Total Pharmaceuticals		73,467,607

Professional Services (0.96%)
Automatic Data Processing, Inc.	20,653	5,698,369
Paychex, Inc.	15,775	2,069,680
Total Professional Services		7,768,049

Semiconductors & Semiconductor Equipment (7.49%)
Analog Devices, Inc.	24,494	5,752,171
Broadcom, Inc.	215,657	35,113,272
QUALCOMM, Inc.	53,335	9,349,626
Texas Instruments, Inc.	49,629	10,637,480
Total Semiconductors & Semiconductor Equipment		60,852,549

Software (6.60%)
Microsoft Corp.	101,255	42,237,510
Oracle Corp.	80,209	11,332,730
Total Software		53,570,240

Specialty Retail (5.55%)
Home Depot, Inc.	69,125	25,472,562
Lowe's Cos., Inc.	37,400	9,293,900
TJX Cos., Inc.	72,850	8,543,120
Tractor Supply Co.	6,359	1,701,350
Total Specialty Retail		45,010,932

Technology Hardware, Storage & Peripherals (5.30%)
Apple, Inc.	188,119	43,079,251

Textiles, Apparel & Luxury Goods (0.73%)
NIKE, Inc., Class B	71,446	5,952,881

Tobacco (1.09%)
Altria Group, Inc.	54,898	2,951,865
Philip Morris International, Inc.	47,887	5,903,989
Total Tobacco		8,855,854

Trading Companies & Distributors (0.57%)
Fastenal Co.	27,931	1,907,129
Watsco, Inc.	1,464	696,015
WW Grainger, Inc.	2,041	2,010,221
Total Trading Companies & Distributors		4,613,365

TOTAL COMMON STOCKS
(Cost $605,985,605)		811,431,051

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	94,975	$94,975

TOTAL SHORT TERM INVESTMENTS
(Cost $94,975)			94,975

TOTAL INVESTMENTS (99.91%)
(Cost $606,080,580)			$811,526,026
OTHER ASSETS IN EXCESS OF LIABILITIES (0.09%)			716,076
NET ASSETS - 100.00%			$812,242,102

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Automobile Components (2.82%)
BorgWarner, Inc.	309,755	$10,553,353
Gentex Corp.	318,595	9,981,581
Total Automobile Components		20,534,934

Building Products (6.78%)
A O Smith Corp.	146,792	12,289,426
AAON, Inc.	74,706	7,135,170
Owens Corning	74,751	12,612,736
Simpson Manufacturing Co., Inc.	48,805	8,934,243
UFP Industries, Inc.	68,989	8,393,892
Total Building Products		49,365,467

Capital Markets (11.94%)
Artisan Partners Asset Management, Inc., Class A	101,222	4,209,823
Cohen & Steers, Inc.	38,698	3,458,053
Diamond Hill Investment Group, Inc.	4,172	659,301
Evercore, Inc., Class A	53,491	13,144,878
Federated Hermes, Inc.	125,330	4,298,819
Hamilton Lane, Inc., Class A	50,515	7,720,713
Houlihan Lokey, Inc.	81,834	12,816,841
MarketAxess Holdings, Inc.	54,180	13,132,690
SEI Investments Co.	173,326	11,722,037
Tradeweb Markets, Inc.	133,532	15,788,825
Total Capital Markets		86,951,980

Commercial Services & Supplies (0.62%)
Brady Corp., Class A	51,883	3,841,418
Ennis, Inc.	28,296	676,557
Total Commercial Services & Supplies		4,517,975

Communications Equipment (2.04%)
Juniper Networks, Inc.	381,014	14,813,824

Consumer Finance (0.95%)
FirstCash Holdings, Inc.	57,693	6,928,352

Consumer Staples Distribution & Retail (1.86%)
Casey's General Stores, Inc.	34,737	12,585,563
Weis Markets, Inc.	14,399	973,084
Total Consumer Staples Distribution & Retail		13,558,647

Diversified Consumer Services (1.71%)
H&R Block, Inc.	196,661	12,450,608
Security Description	Shares	Value
Diversified Telecommunication Services (0.70%)
Cogent Communications Holdings, Inc.	73,241	$5,125,405

Electric Utilities (1.45%)
ALLETE, Inc.	15,726	999,387
IDACORP, Inc.	14,075	1,434,383
MGE Energy, Inc.	9,909	859,160
OGE Energy Corp.	56,012	2,215,835
Otter Tail Corp.	11,319	957,021
Pinnacle West Capital Corp.	31,643	2,769,395
Portland General Electric Co.	27,842	1,339,479
Total Electric Utilities		10,574,660

Electronic Equipment, Instruments & Components (5.11%)
Avnet, Inc.	171,622	9,470,102
Badger Meter, Inc.	51,852	10,730,253
Littelfuse, Inc.	45,367	12,348,898
Vishay Intertechnology, Inc.	230,852	4,651,668
Total Electronic Equipment, Instruments & Components		37,200,921

Financial Services (5.15%)
Essent Group, Ltd.	159,263	10,239,018
MGIC Investment Corp.	435,480	11,074,257
Radian Group, Inc.	244,703	8,846,013
Western Union Co.	597,929	7,294,734
Total Financial Services		37,454,022

Food Products (2.83%)
Cal-Maine Foods, Inc.	38,568	2,778,439
Flowers Foods, Inc.	184,346	4,284,201
Ingredion, Inc.	60,450	8,119,039
J & J Snack Foods Corp.	13,526	2,301,990
Lancaster Colony Corp.	17,903	3,057,116
Total Food Products		20,540,785

Gas Utilities (0.77%)
Chesapeake Utilities Corp.	4,569	541,061
National Fuel Gas Co.	24,851	1,485,097
New Jersey Resources Corp.	26,962	1,248,610
Northwest Natural Holding Co.	9,556	384,342
ONE Gas, Inc.	15,084	1,039,891
Spire, Inc.	14,089	929,451
Total Gas Utilities		5,628,452

Ground Transportation (1.30%)
Landstar System, Inc.	42,341	7,729,773
Schneider National, Inc., Class B	63,416	1,719,208
Total Ground Transportation		9,448,981

Health Care Equipment & Supplies (2.01%)
Teleflex, Inc.	59,582	14,607,719

Health Care Providers & Services (6.34%)
Chemed Corp.	24,550	14,390,474
Encompass Health Corp.	159,529	14,844,172

Security Description	Shares	Value
Health Care Providers & Services (continued)
Patterson Cos., Inc.	327,336	$7,361,787
Premier, Inc., Class A	470,696	9,588,078
Total Health Care Providers & Services		46,184,511

Hotels, Restaurants & Leisure (3.68%)
Choice Hotels International, Inc.	39,529	5,043,505
Texas Roadhouse, Inc.	79,105	13,348,969
Wyndham Hotels & Resorts, Inc.	106,674	8,395,244
Total Hotels, Restaurants & Leisure		26,787,718

Household Durables (0.30%)
La-Z-Boy, Inc.	53,981	2,190,009

Household Products (0.65%)
Reynolds Consumer Products, Inc.	49,213	1,550,210
WD-40 Co.	12,236	3,216,110
Total Household Products		4,766,320

Independent Power and Renewable Electricity Producers (1.17%)
Vistra Corp.	99,323	8,485,164

Insurance (5.87%)
AMERISAFE, Inc.	28,480	1,427,418
Employers Holdings, Inc.	38,567	1,849,288
Old Republic International Corp.	421,205	15,108,622
Primerica, Inc.	55,256	14,545,037
RLI Corp.	63,699	9,816,016
Total Insurance		42,746,381

Leisure Products (2.24%)
Acushnet Holdings Corp.(a)	38,075	2,550,644
Brunswick Corp.	86,884	6,868,181
Polaris, Inc.	70,054	5,930,071
Sturm Ruger & Co., Inc.	22,393	943,193
Total Leisure Products		16,292,089

Machinery (8.82%)
Donaldson Co., Inc.	144,301	10,495,012
ITT, Inc.	96,931	13,494,734
Lincoln Electric Holdings, Inc.	67,422	13,053,573
Mueller Industries, Inc.	129,933	9,447,428
Toro Co.	124,420	11,521,292
Watts Water Technologies, Inc., Class A	31,605	6,216,704
Total Machinery		64,228,743

Media (2.60%)
New York Times Co., Class A	261,084	14,341,344
TEGNA, Inc.	328,574	4,560,607
Total Media		18,901,951

Multi-Utilities (0.91%)
Avista Corp.	20,446	790,033
Security Description	Shares	Value
Multi-Utilities (continued)
Black Hills Corp.	18,256	$1,079,295
NiSource, Inc.	116,175	3,840,745
Northwestern Energy Group, Inc.	16,322	887,754
Total Multi-Utilities		6,597,827

Pharmaceuticals (1.94%)
Organon & Co.	632,372	14,133,514

Professional Services (2.15%)
Exponent, Inc.	59,122	6,401,139
Kforce, Inc.	21,275	1,395,427
Robert Half, Inc.	124,937	7,829,802
Total Professional Services		15,626,368

Semiconductors & Semiconductor Equipment (0.93%)
Power Integrations, Inc.	100,984	6,776,026

Software (1.96%)
Dolby Laboratories, Inc., Class A	111,174	7,933,377
InterDigital, Inc.(a)	45,670	6,328,035
Total Software		14,261,412

Specialty Retail (5.35%)
Dick's Sporting Goods, Inc.	61,413	14,552,425
Murphy USA, Inc.	25,199	13,094,156
Williams-Sonoma, Inc.	84,298	11,323,750
Total Specialty Retail		38,970,331

Textiles, Apparel & Luxury Goods (4.32%)
Carter's, Inc.	48,041	3,165,902
Columbia Sportswear Co.	45,895	3,705,103
Ralph Lauren Corp.	50,694	8,681,854
Steven Madden, Ltd.	91,980	4,148,298
Tapestry, Inc.	285,882	11,712,586
Total Textiles, Apparel & Luxury Goods		31,413,743

Tobacco (0.16%)
Universal Corp.	21,135	1,147,631

Trading Companies & Distributors (1.85%)
Applied Industrial Technologies, Inc.	43,728	8,969,487
MSC Industrial Direct Co., Inc., Class A	54,808	4,507,410
Total Trading Companies & Distributors		13,476,897

Water Utilities (0.51%)
American States Water Co.	9,999	814,119
Essential Utilities, Inc.	73,992	2,884,948
Total Water Utilities		3,699,067

TOTAL COMMON STOCKS
(Cost $617,183,921)		726,388,434

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.22%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $698,670)	5.24%	698,670	$698,670

Investments Purchased with Collateral from Securities Loaned (0.12%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $884,379)		884,379	$884,379
TOTAL SHORT TERM INVESTMENTS
(Cost $1,583,049)			1,583,049

TOTAL INVESTMENTS (100.01%)
(Cost $618,766,970)			$727,971,483
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(95,259)
NET ASSETS - 100.00%			$727,876,224

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $876,997.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Data Center REITs (2.11%)
Equinix, Inc.	338	$282,014

Diversified REITs (11.00%)
Armada Hoffler Properties, Inc.	23,685	291,562
Broadstone Net Lease, Inc.	17,111	313,131
CTO Realty Growth, Inc.	15,009	285,471
Gladstone Commercial Corp.	18,560	283,783
One Liberty Properties, Inc.	11,079	296,363
Total Diversified REITs		1,470,310

Health Care REITs (10.54%)
Global Medical REIT, Inc.	28,988	269,878
Healthcare Realty Trust, Inc.	15,847	282,077
Medical Properties Trust, Inc.	53,914	242,613
Sabra Health Care REIT, Inc.	18,300	311,832
Universal Health Realty Income Trust	6,755	303,299
Total Health Care REITs		1,409,699

Hotel & Resort REITs (9.87%)
Apple Hospitality REIT, Inc.	18,108	261,479
Braemar Hotels & Resorts, Inc.	89,245	277,552
Host Hotels & Resorts, Inc.	14,675	259,747
Park Hotels & Resorts, Inc.	17,813	272,183
Service Properties Trust	53,037	248,744
Total Hotel & Resort REITs		1,319,705

Industrial REITs (11.41%)
Innovative Industrial Properties, Inc.	2,451	304,610
LXP Industrial Trust	29,715	307,848
Plymouth Industrial REIT, Inc.	12,481	298,795
STAG Industrial, Inc.	7,481	303,579
Terreno Realty Corp.	4,510	311,370
Total Industrial REITs		1,526,202

Multi-Family Residential REITs (9.01%)
BRT Apartments Corp.	15,106	286,863
Elme Communities	16,740	295,628
NexPoint Residential Trust, Inc.	7,050	333,465
UDR, Inc.	6,475	288,202
Total Multi-Family Residential REITs		1,204,158

Office REITs (11.01%)
Brandywine Realty Trust	57,091	298,586
Easterly Government Properties, Inc.	21,485	281,883
Highwoods Properties, Inc.	10,180	328,000
Security Description	Shares	Value
Office REITs (continued)
Office Properties Income Trust	116,732	$256,810
SL Green Realty Corp.	4,595	306,211
Total Office REITs		1,471,490

Retail REITs (11.21%)
CBL & Associates Properties, Inc.	11,956	315,638
Getty Realty Corp.	9,770	310,491
Saul Centers, Inc.	7,118	290,557
Simon Property Group, Inc.	1,759	294,369
The Macerich Co.	18,060	288,418
Total Retail REITs		1,499,473

Self-Storage REITs (2.24%)
National Storage Affiliates Trust	6,401	299,183

Single-Family Residential REITs (2.47%)
UMH Properties, Inc.	16,957	329,983

Specialized REITs (10.20%)
EPR Properties	6,485	307,843
Gaming and Leisure Properties, Inc.	6,022	313,264
Outfront Media, Inc.	19,257	328,332
Uniti Group, Inc.	95,083	414,562
Total Specialized REITs		1,364,001

Technology REITs (4.19%)
Crown Castle, Inc.	2,639	295,621
Digital Realty Trust, Inc.	1,746	264,711
Total Technology REITs		560,332

Telecom Tower REITs (4.49%)
American Tower Corp.	1,328	297,552
SBA Communications Corp.	1,335	302,591
Total Telecom Tower REITs		600,143

TOTAL COMMON STOCKS
(Cost $13,415,750)		13,336,693

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	8,255	$8,255
TOTAL SHORT TERM INVESTMENTS
(Cost $8,255)			8,255

TOTAL INVESTMENTS (99.81%)
(Cost $13,424,005)			$13,344,948
OTHER ASSETS IN EXCESS OF LIABILITIES (0.19%)			24,784
NET ASSETS - 100.00%			$13,369,732

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Communication Services (9.82%)
AT&T, Inc.	1,249,760	$24,870,224
Comcast Corp., Class A	588,796	23,298,658
Interpublic Group of Cos., Inc.	749,287	24,434,249
Omnicom Group, Inc.	249,332	25,040,413
Verizon Communications, Inc.	555,826	23,222,410
Total Communication Services		120,865,954

Consumer Discretionary (9.44%)
Best Buy Co., Inc.	252,247	25,325,599
Darden Restaurants, Inc.	147,862	23,384,375
Ford Motor Co.	1,882,569	21,065,947
Genuine Parts Co.	160,936	23,055,692
Home Depot, Inc.	63,574	23,427,019
Total Consumer Discretionary		116,258,632

Consumer Staples (9.33%)
Altria Group, Inc.	497,448	26,747,779
Conagra Brands, Inc.	777,850	24,268,920
Kraft Heinz Co.	680,844	24,122,303
Philip Morris International, Inc.	215,679	26,591,064
Walgreens Boots Alliance, Inc.	1,417,713	13,113,845
Total Consumer Staples		114,843,911

Energy (9.75%)
Chevron Corp.	144,178	21,331,135
Exxon Mobil Corp.	202,054	23,830,249
Kinder Morgan, Inc.	1,125,302	24,272,764
ONEOK, Inc.	282,220	26,065,839
Williams Cos., Inc.	535,415	24,505,945
Total Energy		120,005,932

Financials (10.85%)
Citizens Financial Group, Inc.	647,002	27,853,436
Huntington Bancshares, Inc.	1,782,160	26,678,935
Prudential Financial, Inc.	194,928	23,617,477
Regions Financial Corp.	1,182,039	27,683,353
Truist Financial Corp.	622,533	27,677,817
Total Financials		133,511,018

Health Care (10.45%)
AbbVie, Inc.	130,789	25,675,189
Bristol-Myers Squibb Co.	535,058	26,726,147
Gilead Sciences, Inc.	338,849	26,769,071
Security Description	Shares	Value
Health Care (continued)
Pfizer, Inc.	800,787	$23,230,831
Viatris, Inc.	2,167,631	26,184,982
Total Health Care		128,586,220

Industrials (10.50%)
3M Co.	218,449	29,422,896
Cummins, Inc.	82,711	25,876,136
RTX Corp.	211,531	26,090,234
Stanley Black & Decker, Inc.	263,845	27,007,174
United Parcel Service, Inc., Class B	162,478	20,886,547
Total Industrials		129,282,987

Information Technology (9.67%)
Corning, Inc.	591,858	24,769,257
HP, Inc.	619,493	22,413,257
International Business Machines Corp.	130,267	26,330,869
Seagate Technology Holdings PLC	212,244	21,128,890
Texas Instruments, Inc.	113,731	24,377,102
Total Information Technology		119,019,375

Materials (9.58%)
Amcor PLC	2,213,337	25,320,575
International Flavors & Fragrances, Inc.	233,229	24,253,484
International Paper Co.	491,098	23,778,965
LyondellBasell Industries NV, Class A	235,151	23,209,404
The Dow Chemical Co.	399,755	21,418,873
Total Materials		117,981,301

Utilities (10.16%)
Dominion Resources, Inc.	437,104	24,434,114
Duke Energy Corp.	215,392	24,543,918
Edison International	301,069	26,202,035
Evergy, Inc.	417,981	24,719,396
Eversource Energy	373,545	25,225,494
Total Utilities		125,124,957

TOTAL COMMON STOCKS
(Cost $1,062,807,847)		1,225,480,287

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	597,080	$597,080
TOTAL SHORT TERM INVESTMENTS
(Cost $597,080)			597,080

TOTAL INVESTMENTS (99.60%)
(Cost $1,063,404,927)			$1,226,077,367
OTHER ASSETS IN EXCESS OF LIABILITIES (0.40%)			4,978,257
NET ASSETS - 100.00%			$1,231,055,624

See Notes to Quarterly Schedule of Investments.

ALPS | Smith Core Plus Bond ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BANK LOANS (2.26%)

Aerospace & Defense (0.55%)
TransDigm, Inc.
1M US SOFR + 3.25%, 02/14/2031(a)	$4,871,175	$4,882,161

Casinos & Gaming (0.28%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 01/24/2031(a)	2,496,250	2,501,791

Consumer Finance (0.46%)
Boost Newco Borrower LLC
1D US SOFR + 3.00%, 09/23/2030(a)	4,095,000	4,111,441

Financial Services (0.06%)
Jane Street Group LLC
1M US SOFR + 2.50%, 01/26/2028(a)	527,000	528,054

Industrials (0.42%)
Chart Industries, Inc.
1M US SOFR + 3.25%, 03/15/2030(a)	1,200,000	1,204,878
3M CME TERM SOFR + 2.50%, 03/18/2030(a)	1,200,000	1,204,878
GFL Environmental 6/24
3M US SOFR + 2.00%, 06/27/2031	1,299,000	1,301,669
Total Industrials		3,711,425

Pipeline (0.34%)
Buckeye Partners LP
1M CME TERM SOFR + 2.00%, 11/22/2030(a)	1,000,000	1,001,615
1M US SOFR + 2.00%, 11/22/2030(a)	1,985,000	1,988,206
Total Pipeline		2,989,821

Travel & Lodging (0.15%)
Carnival Corp.
1M US SOFR + 2.75%, 08/08/2027(a)	1,325,274	1,333,146

TOTAL BANK LOANS
(Cost $20,072,944)		20,057,839
	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (3.99%)

Fannie Mae
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	$8,457	$8,541
Series 2002-90, Class A1,
6.500%, 06/25/2042	192,058	197,669
Series 2003-119, Class ZP,
4.000%, 12/25/2033	40,121	38,842
Series 2003-18, Class A1,
6.500%, 12/25/2042	39,870	40,471
Series 2003-30, Class JQ,
5.500%, 04/25/2033	2,366	2,447
Series 2003-47, Class PE,
5.750%, 06/25/2033	38,571	40,130
Series 2005-122, Class PY,
6.000%, 01/25/2036	28,084	29,281
Series 2005-3, Class CH,
5.250%, 02/25/2035	4,533	4,683
Series 2005-48, Class TD,
5.500%, 06/25/2035	20,234	21,117
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	38,479
Series 2006-125, Class KY,
5.500%, 01/25/2037	204,912	216,542
Series 2006-78, Class BZ,
6.500%, 08/25/2036	339,158	361,348
Series 2008-6, Class A,
5.000%, 02/25/2038	193,269	193,921
Series 2009-106, Class DZ,
4.500%, 01/25/2040	138,680	135,654
Series 2010-141, Class AL,
4.000%, 12/25/2040	16,672	16,377
Series 2010-2, Class GZ,
5.000%, 01/25/2040	118,002	117,113
Series 2010-41, Class NB,
5.000%, 05/25/2040	79,182	81,223
Series 2010-85, Class NJ,
4.500%, 08/25/2040	436,147	436,612
Series 2010-9, Class ME,
5.000%, 02/25/2040	28,089	28,971
Series 2011-121, Class JP,
4.500%, 12/25/2041	14,954	14,954
Series 2011-145, Class JA,
4.500%, 12/25/2041	5,762	5,699
Series 2011-148, Class P,
4.000%, 09/25/2041	178,538	174,807
Series 2011-29, Class JC,
4.000%, 03/25/2041	225,487	216,121

	Principal Amount	Value
Series 2012-103, Class PY,
3.000%, 09/25/2042	$8,000	$6,890
Series 2012-108, Class PL,
3.000%, 10/25/2042	50,000	45,779
Series 2012-111, Class B,
7.000%, 10/25/2042	220,060	239,281
Series 2012-112, Class DA,
3.000%, 10/25/2042	192,531	176,612
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	109,204
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,174	53,055
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	390,738
Series 2012-137, Class CZ,
4.000%, 12/25/2042	159,874	152,132
Series 2012-139, Class GB,
2.500%, 12/25/2042	50,000	35,455
Series 2012-152, Class PB,
3.500%, 01/25/2043	22,000	21,157
Series 2012-154, Class PW,
3.000%, 10/25/2042	208,165	183,344
Series 2012-16, Class K,
4.000%, 10/25/2041	94,946	93,312
Series 2012-17, Class JA,
3.500%, 12/25/2041	73,632	69,635
Series 2012-19, Class CB,
3.500%, 03/25/2042	265,000	246,314
Series 2012-26, Class MA,
3.500%, 03/25/2042	45,584	43,170
Series 2012-28, Class PT,
4.000%, 03/25/2042	322,693	311,451
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	42,033
Series 2012-30, Class DZ,
4.000%, 04/25/2042	206,110	201,485
Series 2012-36, Class MB,
2.000%, 08/25/2041	565,556	547,582
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	29,394
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	9,610	9,613
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	54,587
Series 2012-56, Class WB,
3.500%, 05/25/2042	9,125	8,620
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	74,493
Series 2012-90, Class PB,
2.500%, 01/25/2042	73,282	69,721
	Principal Amount	Value
Series 2013-123, Class AG,
2.500%, 02/25/2033	$1,195,740	$1,165,006
Series 2013-14, Class PC,
1.250%, 03/25/2043	230,773	193,084
Series 2013-18, Class NG,
2.000%, 12/25/2042	49,985	44,537
Series 2013-35, Class KL,
2.000%, 04/25/2033	104,963	97,945
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	276,218
Series 2013-41, Class JL,
1.500%, 04/25/2038	201,232	183,387
Series 2013-44, Class Z,
3.000%, 05/25/2043	702,823	549,294
Series 2013-67, Class KZ,
2.500%, 04/25/2043	143,475	118,016
Series 2013-7, Class PZ,
2.000%, 02/25/2043	189,068	113,802
Series 2013-86, Class Z,
3.000%, 08/25/2043	172,984	130,836
Series 2013-86, Class CY,
4.500%, 08/25/2043	1,320,900	1,263,247
Series 2013-86, Class LG,
3.500%, 08/25/2043	178,000	154,965
Series 2013-9, Class BC,
6.500%, 07/25/2042	160,009	171,055
Series 2014-14, Class PA,
3.500%, 02/25/2044	106,018	103,750
Series 2014-6, Class Z,
2.500%, 02/25/2044	260,506	229,289
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,057
Series 2015-47, Class AY,
3.000%, 07/25/2045	85,268	76,157
Series 2015-58, Class ZL,
3.000%, 08/25/2045	262,559	226,890
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	118,245
Series 2016-26, Class PA,
3.000%, 10/25/2045	128,118	120,386
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	397,827
Series 2016-37, Class BK,
3.000%, 06/25/2046	66,266	63,580
Series 2016-42, Class DA,
3.000%, 07/25/2045	118,063	111,771
Series 2016-6, Class PA,
3.000%, 11/25/2044	128,982	123,562
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	271,421

	Principal Amount	Value
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	$28,481	$28,111
Series 2017-25, Class QH,
3.000%, 04/25/2047	302,297	268,912
Series 2017-38, Class JA,
3.000%, 03/25/2047	63,119	57,151
Series 2017-38, Class JG,
2.500%, 03/25/2047	353,939	313,153
Series 2017-98, Class JC,
2.500%, 11/25/2047	158,894	140,282
Series 2018-15, Class KG,
2.500%, 01/25/2048	100,637	86,453
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	87,508
Series 2018-28, Class CA,
3.000%, 05/25/2048	108,139	97,389
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	94,420
Series 2018-6, Class PA,
3.000%, 02/25/2048	67,496	59,922
Series 2018-8, Class KL,
2.500%, 03/25/2047	95,889	86,163
Series 2018-94, Class KD,
3.500%, 12/25/2048	71,717	67,027
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	82,643
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	131,194
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	77,068
Series 2020-10, Class DA,
3.500%, 03/25/2060	98,854	88,088
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,229	112,366
Series 2021-66, Class HU,
1.500%, 10/25/2051	228,998	114,812
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,025	56,328
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,342	28,283
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	25,420
Series 2022-90, Class AY,
4.500%, 12/25/2041	405,000	394,357
Series 2024-39, Class AZ,
3.000%, 11/25/2047	130,977	104,704
		14,570,140
	Principal Amount	Value
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	$5,930	$6,028
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	40,160	40,571
Series 2002-2455, Class GK,
6.500%, 05/15/2032	19,945	20,949
Series 2002-2489, Class PE,
6.000%, 08/15/2032	167,824	174,661
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	2,701	2,638
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	143,165	144,373
Series 2003-2725, Class TA,
4.500%, 12/15/2033	35,790	35,900
Series 2004-2768, Class PW,
4.250%, 03/15/2034	9,517	9,445
Series 2005-2944, Class OH,
5.500%, 03/15/2035	49,599	51,775
Series 2005-2973, Class GE,
5.500%, 05/15/2035	206,000	210,880
Series 2005-2978, Class CN,
5.500%, 05/15/2035	158,386	165,255
Series 2005-3033, Class WY,
5.500%, 09/15/2035	101,247	105,321
Series 2006-3137, Class XP,
6.000%, 04/15/2036	3,344	3,540
Series 2008-3485, Class MA,
5.500%, 07/15/2036	38,729	40,553
Series 2009-3533, Class CB,
4.500%, 05/15/2029	57,647	57,356
Series 2009-3575, Class D,
4.500%, 03/15/2037	184,558	181,466
Series 2010-3626, Class ME,
5.000%, 01/15/2040	33,740	34,810
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	73,646
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,813
Series 2010-3662, Class QB,
5.000%, 03/15/2038	109,177	109,751
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	352,733
Series 2010-3681, Class MT,
4.791%, 02/15/2038(a)(b)	96,958	84,837
Series 2010-3704, Class CT,
7.000%, 12/15/2036	649,858	693,147
Series 2010-3764, Class QY,
4.000%, 11/15/2030	1,373,294	1,368,459

	Principal Amount	Value
Series 2010-3772, Class NE,
4.500%, 12/15/2040	$172,000	$161,148
Series 2011-3924, Class LC,
4.000%, 09/15/2041	121,353	119,254
Series 2011-3954, Class PG,
2.500%, 07/15/2041	48,966	46,656
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	173,998	168,172
Series 2011-3966, Class NA,
4.000%, 12/15/2041	141,023	138,653
Series 2012-3990, Class GY,
3.500%, 01/15/2042	97,000	79,637
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	600,345	580,893
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	54,910
Series 2012-4050, Class ND,
2.500%, 09/15/2041	9,646	9,419
Series 2012-4068, Class PE,
3.000%, 06/15/2042	10,000	9,120
Series 2012-4075, Class PB,
3.000%, 07/15/2042	24,578	22,538
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	13,847
Series 2012-4093, Class PA,
3.000%, 08/15/2042	69,510	63,685
Series 2012-4096, Class BY,
2.000%, 08/15/2042	25,000	19,724
Series 2012-4101, Class QN,
3.500%, 09/15/2042	5,874	5,521
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	29,649
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	71,888
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	124,092
Series 2012-4135, Class AU,
2.000%, 11/15/2042	107,799	87,197
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,733	174,710
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	8,236
Series 2013-4161, Class BA,
2.500%, 12/15/2041	69,223	67,052
Series 2013-4161, Class LT,
2.500%, 08/15/2042	9,832	9,073
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	164,757	138,765
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	35,588
	Principal Amount	Value
Series 2013-4193, Class PK,
3.000%, 04/15/2043	$91,346	$87,273
Series 2013-4224, Class PA,
3.000%, 12/15/2042	474,013	456,353
Series 2013-4224, Class KC,
3.000%, 05/15/2032	83,823	82,403
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	133,848	130,668
Series 2013-4247, Class AK,
4.500%, 12/15/2042	82,449	81,878
Series 2014-4330, Class PE,
3.000%, 11/15/2043	162,963	156,606
Series 2014-4391, Class MZ,
3.000%, 09/15/2044	134,599	121,043
Series 2015-4472, Class MA,
3.000%, 05/15/2045	119,181	111,514
Series 2016-4614, Class PB,
3.000%, 01/15/2046	130,781	121,319
Series 2016-4616, Class HP,
3.000%, 09/15/2046	79,069	71,742
Series 2016-4619, Class GP,
3.000%, 10/15/2046	403,863	363,277
Series 2018-4760, Class P,
3.000%, 02/15/2044	109,113	106,645
Series 2018-4792, Class BD,
3.500%, 02/15/2048	111,201	101,792
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	180,147	159,089
Series 2018-4819, Class CB,
4.000%, 08/15/2048	905,275	864,601
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	187,051	184,286
Series 2018-4827, Class LA,
3.500%, 08/15/2044	207,684	204,497
Series 2019-4879, Class BC,
3.000%, 04/15/2049	134,781	121,318
Series 2019-4888, Class NW,
3.000%, 05/15/2049	174,400	134,701
Series 2019-4919, Class JL,
2.500%, 09/25/2049	511,030	438,487
Series 2019-4926, Class BP,
3.000%, 10/25/2049	296,102	261,126
Series 2019-4932, Class CB,
3.500%, 03/25/2049	343,440	327,881
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	36,561	37,200
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	38,436	38,611

	Principal Amount	Value
Series 2020-5058, Class LW,
1.250%, 01/25/2051	$48,315	$23,521
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	17,623
Series 2021-5083, Class MA,
2.000%, 03/25/2051	12,848	7,849
Series 2021-5085, Class HA,
1.500%, 03/25/2051	112,033	62,662
Series 2021-5092, Class BC,
2.500%, 06/25/2036	5,676	5,586
Series 2021-5094, Class Z,
2.000%, 07/25/2050	211,451	146,922
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	18,585
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	146,761	116,277
Series 2022-5224, Class HL,
4.000%, 04/25/2052	100,000	92,466
		11,478,135
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	108,104	102,869

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.337%, 07/25/2032(a)	13,919	12,970

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	320,939	320,019
Series 2003-52, Class AP,
–%, 06/16/2033(c)	14,792	12,839
Series 2004-1, Class TE,
5.000%, 06/20/2033	48,137	47,792
Series 2004-87, Class BC,
4.500%, 10/20/2034	6,210	6,170
Series 2005-20, Class GZ,
5.000%, 02/16/2035	202,462	202,897
Series 2005-51, Class DC,
5.000%, 07/20/2035	3,815	3,835
Series 2005-73, Class PH,
5.000%, 09/20/2035	130,397	129,511
Series 2006-17, Class NZ,
6.000%, 04/20/2036	185,748	193,625
Series 2006-20, Class QB,
6.000%, 04/20/2036	221,429	224,895
Series 2006-38, Class ZK,
6.500%, 08/20/2036	157,084	156,563
	Principal Amount	Value
Series 2008-50, Class KB,
6.000%, 06/20/2038	$54,880	$57,279
Series 2008-60, Class JP,
5.500%, 07/20/2038	9,220	9,312
Series 2008-7, Class PQ,
5.000%, 02/20/2038	5,508	5,468
Series 2008-7, Class PB,
5.000%, 02/20/2038	160,750	159,581
Series 2009-45, Class ZB,
6.000%, 06/20/2039	371,804	393,976
Series 2009-47, Class LT,
5.000%, 06/20/2039	76,256	76,566
Series 2009-61, Class AP,
4.000%, 08/20/2039	40,852	39,980
Series 2010-29, Class AD,
3.500%, 10/20/2039	95,937	93,172
Series 2011-100, Class MY,
4.000%, 07/20/2041	24,094	23,558
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	120,572
Series 2011-71, Class ZC,
5.500%, 07/16/2034	50,355	50,909
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,886
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	30,998
Series 2012-116, Class BY,
3.000%, 09/16/2042	10,000	8,195
Series 2012-124, Class LD,
2.000%, 10/20/2042	137,445	106,054
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	132,088
Series 2012-40, Class PW,
4.000%, 01/20/2042	112,271	109,721
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	21,163
Series 2012-65, Class LM,
3.000%, 05/20/2042	129,454	119,988
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	134,587
Series 2012-84, Class QH,
2.500%, 07/16/2042	123,617	109,204
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	114,856
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	33,392	33,327
Series 2012-H20, Class PT,
6.007%, 07/20/2062(a)	330,722	329,821
Series 2013-117, Class ED,
4.000%, 08/20/2043	41,000	38,689

	Principal Amount	Value
Series 2013-149, Class BP,
3.500%, 10/20/2043	$24,000	$20,911
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	93,378
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	71,397
Series 2013-41, Class MY,
3.000%, 03/20/2043	19,560	17,745
Series 2013-44, Class CE,
2.500%, 03/16/2043	189,592	149,872
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	136,235
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	22,232
Series 2013-H06, Class KB,
4.700%, 01/20/2063(a)	166,909	165,331
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	84,158
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	20,052
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	143,088
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	136,304	136,054
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	180,227
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	1,315	1,312
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	30,734
Series 2016-46, Class Z,
3.000%, 04/20/2046	32,091	23,706
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.83448%, 02/20/2066(a)	31,104	31,074
Series 2017-107, Class T,
3.000%, 01/20/2047	138,744	136,511
Series 2017-11, Class PZ,
4.000%, 01/20/2047	270,737	216,105
Series 2017-134, Class CG,
2.500%, 09/20/2047	160,000	137,344
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.58448%, 06/20/2067(a)	26,669	26,536
Series 2018-115, Class CA,
3.500%, 08/20/2048	115,683	109,588
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	7,844	7,819
	Principal Amount	Value
Series 2019-108, Class NJ,
3.500%, 08/20/2049	$123,615	$112,037
Series 2019-119, Class JE,
3.000%, 09/20/2049	72,706	65,214
Series 2019-145, Class PA,
3.500%, 08/20/2049	227,815	216,812
Series 2019-153, Class JZ,
3.000%, 12/20/2049	216,023	192,989
Series 2019-158, Class LA,
3.500%, 04/20/2049	313,982	303,258
Series 2019-20, Class AB,
3.250%, 02/20/2049	225,536	212,334
Series 2019-85, Class KG,
3.000%, 06/20/2043	143,515	137,663
Series 2020-116, Class CA,
1.000%, 08/20/2050	120,343	55,600
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	23,593
Series 2020-15, Class JH,
2.500%, 02/20/2050	79,551	68,210
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	86,740
Series 2020-98, Class CE,
3.000%, 07/20/2050	11,904	10,663
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	167,028	163,923
Series 2021-225, Class EU,
2.000%, 12/20/2051	55,535	34,473
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,489	1,974
Series 2021-97, Class JT,
2.000%, 06/20/2051	108,852	58,951
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	190,130	189,326
Series 2022-24, Class BC,
4.000%, 02/20/2052	188,862	180,061
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	63,873
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	182,660
Series 2023-19, Class GZ,
5.000%, 02/20/2053	560,895	520,212
Series 2023-19, Class WB,
5.669%, 11/20/2051(a)	115,183	119,193
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	272,375
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	278,103

	Principal Amount	Value
Series 2024-22, Class EL,
3.000%, 02/20/2054	$120,000	$94,565
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	54,119
		9,291,426
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,138,412)		35,455,540

	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.79%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	47,172	42,919
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	100,000	95,493
Series 2020-M10, Class X2,
1.842%, 12/25/2030(a)(b)	5,483,420	359,625
Series 2020-M15, Class X1,
1.556%, 09/25/2031(a)(b)	4,506,351	295,244
		793,281
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,043,250

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.914%, 06/25/2027(a)(b)	35,717,429	608,429
Series 2017-Q006, Class A2,
3.761%, 04/25/2028(a)	1,995,404	1,925,488
Series 2018-Q007, Class APT2,
3.923%, 10/25/2047(a)	817,189	814,173
Series 2019-Q010, Class APT3,
3.104%, 02/25/2027(a)	961,892	933,466
Series 2020-KG04, Class X1,
0.936%, 11/25/2030(a)(b)	4,953,188	203,765
Series 2020-Q014, Class X,
2.781%, 10/25/2055(a)(b)	4,434,564	678,783
		5,164,104
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,960,172)		7,000,635
	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (10.95%)
Fannie Mae Pool
Series 2006-,
5.500%, 01/01/2037	$200,646	$203,785
Series 2007-,
5.500%, 08/01/2037	379,012	382,675
Series 2007-943003,
5.500%, 08/01/2047	31,210	31,393
Series 2008-,
6.340%, 08/01/2038	1,246,441	1,241,626
Series 2009-,
5.000%, 12/01/2039	367,896	367,201
5.500%, 02/01/2037	330,942	336,219
Series 2012-AM1671,
2.100%, 12/01/2027	14,985	14,440
Series 2013-,
3.000%, 01/01/2043	391,841	362,070
Series 2015-,
3.410%, 01/01/2032	143,989	136,706
3.500%, 06/01/2030	194,811	190,349
3.600%, 02/01/2040	600,084	570,038
Series 2015-AM8674,
2.810%, 04/01/2025	37,390	36,799
Series 2016-,
4.500%, 01/01/2039	220,127	221,083
Series 2017-,
2.000%, 07/01/2032	204,124	190,755
2.500%, 01/01/2047	172,185	147,902
3.000%, 10/01/2027	1,360,227	1,319,769
3.210%, 11/01/2032	60,000	54,963
Series 2017-AN7060,
2.930%, 10/01/2027	70,000	67,399
Series 2018-,
3.000%, 01/01/2048	284,722	260,601
3.485%, 04/01/2028	750,000	734,247
3.545%, 04/01/2028	490,488	481,509
4.000%, 11/01/2040	467,572	460,514
4.500%, 07/01/2040	112,689	112,049
4.500%, 02/01/2041	528,889	525,888
5.500%, 12/01/2048	93,442	95,774
Series 2018-387770,
3.625%, 07/01/2028	115,000	113,103
Series 2019-,
3.340%, 05/01/2031	236,227	225,478
4.000%, 08/01/2048	135,620	131,560
Series 2022-,
3.010%, 04/01/2032	105,000	96,876
3.890%, 07/01/2032	200,000	194,607
Series 2023-,
4.070%, 07/01/2033	120,000	117,781
4.490%, 06/01/2028	40,000	40,397
4.520%, 07/01/2033	220,000	222,875
5.130%, 10/01/2028	40,000	41,293
5.470%, 11/01/2033	1,977,430	2,064,525

	Principal Amount	Value
5.555%, 01/01/2030	$1,000,000	$1,039,325
6.220%, 06/01/2032	2,100,000	2,231,643
6.500%, 07/01/2053	4,582,378	4,728,362
7.000%, 04/01/2053	1,013,811	1,038,737
7.500%, 01/01/2054	3,709,619	3,977,145
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,641,037
5.810%, 06/01/2031	731,000	761,458
5.810%, 03/01/2034	1,574,000	1,639,439
6.000%, 06/01/2054	1,370,375	1,399,786
6.000%, 07/01/2054	1,735,235	1,767,292
6.470%, 01/01/2034	1,170,000	1,218,490
7.000%, 02/01/2054	5,057,917	5,402,888
7.000%, 05/01/2054	2,122,933	2,212,825
7.500%, 12/01/2053	1,514,704	1,585,056
7.500%, 03/01/2054	389,334	401,137
		45,838,869
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	74,808	75,377
Series 2005-,
5.500%, 11/01/2035	107,981	111,046
Series 2015-,
4.500%, 06/01/2034	533,708	537,268
		723,691
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	455,785	446,120

Freddie Mac Pool
Series 2018-,
3.500%, 03/01/2043	333,314	313,907
4.500%, 01/01/2036	17,626	17,307
5.500%, 07/01/2033	116,165	116,982
Series 2019-,
3.000%, 10/01/2049	238,398	210,655
Series 2020-,
2.000%, 06/01/2050	674,955	540,059
Series 2021-,
1.500%, 10/01/2036	4,282,467	3,746,617
Series 2022-,
3.000%, 12/01/2051	333,066	291,029
Series 2023-,
4.350%, 01/01/2033	1,000,000	999,152
		6,235,708
Ginnie Mae II Pool
Series 2012-,
3.500%, 05/20/2042	106,835	99,929
3.500%, 11/20/2042	192,184	179,795
Series 2013-,
3.000%, 03/20/2043	460,090	428,688
	Principal Amount	Value
Series 2017-,
3.000%, 11/20/2047	$1,090,630	$986,935
Series 2018-,
4.500%, 02/20/2048	714,107	703,851
4.500%, 09/20/2048	48,646	48,244
Series 2019-,
4.500%, 11/20/2049	902,485	884,635
Series 2020-,
3.500%, 12/20/2049	936,715	852,688
Series 2021-,
2.000%, 03/20/2051	650,284	530,407
2.000%, 09/20/2051	3,271,970	2,660,343
2.500%, 09/20/2036	509,585	461,261
2.500%, 02/20/2051	2,892,583	2,471,533
2.500%, 12/20/2051	449,890	388,840
3.000%, 08/20/2051	32,154	29,457
3.500%, 02/20/2051	550,160	516,168
Series 2022-,
4.000%, 12/20/2051	336,423	315,624
5.500%, 07/20/2035	203,547	211,399
6.000%, 12/20/2037	111,257	115,735
7.000%, 11/20/2052	270,275	278,286
Series 2023-,
6.500%, 11/20/2053	991,722	1,022,647
7.500%, 10/20/2063	226,275	230,928
8.000%, 12/20/2063	2,840,833	2,951,291
Series 2024-,
3.000%, 10/20/2050	4,728,374	4,194,230
6.500%, 08/20/2054	5,517,421	5,692,399
6.500%, 04/20/2064	3,077,902	3,132,468
6.500%, 05/20/2064	4,340,792	4,427,671
7.000%, 12/20/2063	415,905	425,024
8.000%, 12/20/2053	666,966	694,614
8.000%, 08/20/2054	5,705,080	6,053,342
8.000%, 10/20/2059	123,226	126,823
8.000%, 12/20/2063	2,805,425	2,888,770
		44,004,025
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $95,661,387)		97,248,413

CORPORATE BONDS (36.67%)
Aerospace & Defense (3.71%)
BAE Systems PLC
5.30%, 03/26/2034(d)	1,880,000	1,929,908
Boeing Co.
2.20%, 02/04/2026	2,950,000	2,827,547
6.53%, 05/01/2034(d)	6,783,000	7,201,239
7.01%, 05/01/2064(d)	1,905,000	2,057,927
Howmet Aerospace, Inc.
3.00%, 01/15/2029	2,312,000	2,173,598

	Principal Amount	Value
L3Harris Technologies, Inc.
5.35%, 06/01/2034	$4,150,000	$4,260,358
5.40%, 07/31/2033	2,000,000	2,063,761
5.50%, 08/15/2054	2,006,000	2,038,712
RTX Corp.
6.10%, 03/15/2034	5,724,000	6,241,615
6.40%, 03/15/2054	1,810,000	2,081,318
Total Aerospace & Defense		32,875,983

Airlines (0.60%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	1,348,868	1,342,455
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	377,980	361,820
Southwest Airlines Co.
5.25%, 05/04/2025	2,250,000	2,250,651
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	1,357,954	1,384,742
Total Airlines		5,339,668

Automobiles Manufacturing (2.27%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	2,000,000	1,954,446
6.80%, 05/12/2028	2,700,000	2,833,859
7.35%, 03/06/2030	2,500,000	2,707,637
Series 571
6.13%, 03/08/2034	1,883,000	1,907,737
General Motors Financial Co., Inc.
6.10%, 01/07/2034	2,972,000	3,111,464
SOFRINDX + 1.30%, 04/07/2025(a)(e)	3,510,000	3,525,755
Hyundai Capital America
5.45%, 06/24/2026(d)	1,442,000	1,460,455
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	1,550,000	1,641,882
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(d)	1,000,000	990,981
Total Automobiles Manufacturing		20,134,216

Banks (2.46%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	3,924,000	3,921,773
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	2,000,000	2,042,908
Cooperatieve Rabobank UA
3.75%, 07/21/2026	1,250,000	1,223,834
	Principal Amount	Value
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	$2,088,000	$2,128,160
1Y US TI + 1.35%, 09/11/2026(a)(d)	1,500,000	1,446,720
1Y US TI + 1.40%, 03/01/2030(a)(d)	1,370,000	1,415,036
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	394,000	405,143
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	893,000	900,081
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(a)(d)	1,400,000	1,545,803
Truist Bank
3.30%, 05/15/2026	1,450,000	1,415,410
Truist Financial Corp.
1D US SOFR + 1.571%, 08/05/2032(a)	212,000	214,224
1D US SOFR + 2.361%, 06/08/2034(a)	1,800,000	1,882,393
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	3,300,000	3,377,820
Total Banks		21,919,305

Biotechnology (1.53%)
Amgen, Inc.
5.25%, 03/02/2033	3,950,000	4,062,718
5.51%, 03/02/2026	2,700,000	2,700,432
5.75%, 03/02/2063	3,800,000	3,911,910
Royalty Pharma PLC
5.40%, 09/02/2034	2,875,000	2,910,369
Total Biotechnology		13,585,429

Cable & Satellite (0.80%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	1,000,000	854,772
4.50%, 06/01/2033(d)	1,750,000	1,463,175
Cox Communications, Inc.
5.45%, 09/01/2034(d)	1,502,000	1,494,856
5.95%, 09/01/2054(d)	1,502,000	1,488,472
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,806,000	1,766,964
Total Cable & Satellite		7,068,239

Casinos & Gaming (0.34%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(d)	1,051,000	1,074,043
MGM Resorts International
5.75%, 06/15/2025	1,980,000	1,981,154
Total Casinos & Gaming		3,055,197

Chemicals (0.28%)
Avient Corp.
5.75%, 05/15/2025(d)	750,000	751,043

	Principal Amount	Value
Celanese US Holdings LLC
6.38%, 07/15/2032	$1,600,000	$1,693,347
Total Chemicals		2,444,390

Commercial Finance (0.40%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,541,000	3,575,584

Consumer Finance (1.68%)
American Express Co.
1D US SOFR + 1.42%, 07/26/2035(a)	838,000	857,230
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	1,800,000	1,921,347
Capital One Financial Corp.
1D US SOFR + 1.99%, 07/26/2035(a)	3,966,000	4,071,885
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	5,161,000	5,989,580
Fiserv, Inc.
5.60%, 03/02/2033	1,000,000	1,047,586
Synchrony Financial
3.70%, 08/04/2026	1,000,000	977,491
Total Consumer Finance		14,865,119

Diversified Banks (1.35%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	2,117,000	2,174,594
5Y US TI + 1.20%, 09/21/2036(a)	4,282,000	3,548,935
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	1,434,000	1,470,017
1D US SOFR + 1.07%, 12/15/2025(a)	2,000,000	2,000,520
1D US SOFR + 1.62%, 01/23/2035(a)	2,676,000	2,759,146
Total Diversified Banks		11,953,212

Electrical Equipment Manufacturing (0.07%)
Trimble, Inc.
4.75%, 12/01/2024	650,000	647,977

Entertainment Content (0.22%)
Paramount Global
4.20%, 05/19/2032	2,221,000	1,930,474

Entertainment Resources (0.10%)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.63%, 05/01/2032(d)	838,000	863,070
	Principal Amount	Value
Vail Resorts, Inc.
6.50%, 05/15/2032(d)	$19,000	$19,763
Total Entertainment Resources		882,833

Exploration & Production (2.30%)
Coterra Energy, Inc.
5.60%, 03/15/2034	4,492,000	4,605,947
Devon Energy Corp.
5.20%, 09/15/2034	1,080,000	1,069,397
5.75%, 09/15/2054	1,512,000	1,474,165
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	2,000,000	2,013,350
Occidental Petroleum Corp.
5.55%, 10/01/2034	1,014,000	1,030,800
6.20%, 03/15/2040	2,024,000	2,126,076
7.88%, 09/15/2031	6,925,000	7,999,886
Total Exploration & Production		20,319,621

Financial Services (2.84%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	3,000,000	3,226,874
1D US SOFR + 2.50%, 05/19/2034(a)	2,000,000	2,108,711
SOFRINDX + 1.05%, 03/03/2027(a)(e)	2,218,000	2,239,465
Goldman Sachs Group, Inc.
Series X
5Y US TI + 2.809%(a)(f)	859,000	903,317
1D US SOFR + 1.552%, 04/25/2035(a)	1,095,000	1,157,281
Morgan Stanley
1D US SOFR + 2.05%, 11/01/2034(a)	2,593,000	2,893,318
5Y US TI + 1.80%, 02/07/2039(a)	1,914,000	1,977,456
UBS Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(d)	2,600,000	2,303,098
1D US SOFR + 3.92%, 08/12/2033(a)(d)	6,570,000	7,132,841
1Y US TI + 1.80%, 09/22/2029(a)(d)	1,250,000	1,318,898
Total Financial Services		25,261,259

Food & Beverage (1.08%)
CONAGRA BRANDS CAG 4.85 11/01/28
4.85%, 11/01/2028	1,578,000	1,591,253
J M Smucker Co.
6.20%, 11/15/2033	1,750,000	1,908,450
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
7.25%, 11/15/2053(d)	609,000	699,515
JDE Peet's NV
0.80%, 09/24/2024(d)	300,000	299,148

	Principal Amount	Value
Pilgrim's Pride Corp.
6.25%, 07/01/2033	$2,600,000	$2,752,100
6.88%, 05/15/2034	2,197,000	2,431,202
Total Food & Beverage		9,681,668

Government Agencies (0.01%)
Tennessee Valley Authority
2.22%, 05/01/2029(a)	2,576	57,883

Health Care Facilities & Services (0.64%)
HCA, Inc.
2.38%, 07/15/2031	3,100,000	2,641,942
5.38%, 02/01/2025	800,000	799,004
5.50%, 06/01/2033	2,200,000	2,253,959
Total Health Care Facilities & Services		5,694,905

Industrial Other (0.84%)
Honeywell International, Inc.
5.00%, 03/01/2035	4,075,000	4,184,754
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	2,500,000	2,581,632
Quanta Services, Inc.
0.95%, 10/01/2024	750,000	747,132
Total Industrial Other		7,513,518

Integrated Oils (0.24%)
TotalEnergies Capital SA
5.49%, 04/05/2054	2,092,000	2,164,264

Leisure Products Manufacturing (0.41%)
Hasbro, Inc.
6.05%, 05/14/2034	2,000,000	2,074,268
Polaris, Inc.
6.95%, 03/15/2029	1,500,000	1,609,400
Total Leisure Products Manufacturing		3,683,668

Life Insurance (0.22%)
Prudential Financial, Inc.
3M US L + 3.031%, 05/15/2045(a)	1,995,000	1,984,237

Manufactured Goods (0.10%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	810,000	851,997

Medical Equipment & Devices Manufacturing (1.23%)
Alcon Finance Corp.
5.38%, 12/06/2032(d)	3,900,000	4,040,229
Revvity, Inc.
0.85%, 09/15/2024	654,000	652,817
Solventum Corp.
5.45%, 03/13/2031(d)	2,350,000	2,394,484
5.60%, 03/23/2034(d)	1,900,000	1,939,348
5.90%, 04/30/2054(d)	1,855,000	1,880,352
	Principal Amount	Value
Total Medical Equipment & Devices Manufacturing		10,907,230

Metals & Mining (0.29%)
ArcelorMittal SA
6.00%, 06/17/2034	$200,000	$207,474
Steel Dynamics, Inc.
5.00%, 12/15/2026	2,400,000	2,397,959
Total Metals & Mining		2,605,433

Pharmaceuticals (0.98%)
AbbVie, Inc.
5.05%, 03/15/2034	1,623,000	1,674,088
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	1,750,000	1,816,886
5.55%, 02/22/2054	3,735,000	3,868,653
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	1,350,000	1,358,122
Total Pharmaceuticals		8,717,749

Pipeline (3.20%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	2,510,000	2,408,131
6.88%, 07/01/2029(d)	2,475,000	2,533,398
Cheniere Energy Partners LP
3.25%, 01/31/2032	2,000,000	1,775,810
Energy Transfer LP
7.38%, 02/01/2031(d)	2,139,000	2,278,773
EnLink Midstream LLC
5.63%, 01/15/2028(d)	712,000	725,950
5.65%, 09/01/2034	641,000	652,328
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	3,300,000	2,845,875
4.32%, 12/30/2039(d)	2,250,000	1,762,602
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	2,998,000	2,910,494
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	4,800,000	4,856,443
6.88%, 01/15/2029	2,000,000	2,057,144
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	2,150,000	2,150,251
Western Midstream Operating LP
5.45%, 11/15/2034	1,502,000	1,494,184
Total Pipeline		28,451,383

Power Generation (0.80%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	2,200,000	2,192,619
5.50%, 09/01/2026(d)	2,350,000	2,349,354
6.95%, 10/15/2033(d)	2,350,000	2,612,230
Total Power Generation		7,154,203

	Principal Amount	Value
Publishing & Broadcasting (0.46%)
Gray Television, Inc.
7.00%, 05/15/2027(d)	$750,000	$724,259
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	2,400,000	2,245,083
5.63%, 07/15/2027(d)	1,250,000	1,222,729
Total Publishing & Broadcasting		4,192,071

Real Estate (0.76%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	2,700,000	2,375,708
VICI Properties LP
5.13%, 05/15/2032	2,389,000	2,362,515
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	2,000,000	1,985,495
Total Real Estate		6,723,718

Refining & Marketing (0.39%)
HF Sinclair Corp.
4.50%, 10/01/2030	1,594,000	1,541,043
5.00%, 02/01/2028(d)	1,000,000	986,925
5.88%, 04/01/2026	1,000,000	1,010,366
Total Refining & Marketing		3,538,334

Retail - Consumer Discretionary (0.17%)
ERAC USA Finance LLC
5.20%, 10/30/2034(d)	1,455,000	1,491,208

Semiconductors (0.23%)
Broadcom, Inc.
3.47%, 04/15/2034(d)	2,261,000	2,000,565

Software & Services (0.87%)
Leidos, Inc.
5.75%, 03/15/2033	1,834,000	1,908,127
Roper Technologies, Inc.
4.75%, 02/15/2032	1,512,000	1,512,047
4.90%, 10/15/2034	432,000	428,750
VMware LLC
2.20%, 08/15/2031	1,250,000	1,058,377
4.70%, 05/15/2030	2,860,000	2,860,500
Total Software & Services		7,767,801

Supermarkets & Pharmacies (0.95%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	3,900,000	3,954,487
Kroger Co.
5.00%, 09/15/2034	2,196,000	2,191,322
5.50%, 09/15/2054	2,194,000	2,157,683
Total Supermarkets & Pharmacies		8,303,492
	Principal Amount	Value
Transportation & Logistics (0.12%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	$1,282,931	$1,104,528

Travel & Lodging (0.26%)
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	2,221,000	2,294,850

Utilities (0.68%)
American Water Capital Corp.
5.15%, 03/01/2034	1,987,000	2,043,663
Entergy Corp.
5Y US TI + 2.67%, 12/01/2054(a)	1,008,000	1,028,936
National Rural Utilities Cooperative Finance Corp.
3M CME TERM SOFR + 3.172%, 04/30/2043(a)	1,200,000	1,202,895
5Y US TI + 3.533%, 09/15/2053(a)	690,000	718,311
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	1,059,000	990,464
Total Utilities		5,984,269

Waste & Environment Services & Equipment (0.19%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	1,700,000	1,694,962

Wireless Telecommunications Services (0.60%)
AT&T, Inc.
5.54%, 02/20/2026	1,000,000	1,000,191
Verizon Communications, Inc.
4.78%, 02/15/2035(d)	4,348,000	4,288,227
Total Wireless Telecommunications Services		5,288,418

TOTAL CORPORATE BONDS
(Cost $318,102,379)		325,710,860

GOVERNMENT BONDS (43.66%)

Government Agencies (0.24%)
Farm Credit Bank of Texas
Series 4
5Y US TI + 5.415%(a)(d)(f)	1,060,000	1,054,522
5Y US TI + 3.291%(a)(f)	1,008,000	1,037,780
Total Government Agencies		2,092,302

	Principal Amount	Value
U.S. Treasury Bonds (43.42%)
U.S. - United States Treasury Notes
4.00%, 07/31/2029	$2,874,000	$2,908,353
4.38%, 07/31/2026	10,313,000	10,390,750
4.50%, 03/31/2026	3,592,000	3,614,590
4.50%, 05/15/2027	15,336,000	15,597,191
4.63%, 06/30/2026	8,056,000	8,144,585
4.63%, 04/30/2029	31,900,000	33,096,250
4.88%, 11/30/2025	31,993,000	32,232,948
4.88%, 05/31/2026	20,046,000	20,329,463
5.00%, 09/30/2025	12,105,000	12,188,458
5.00%, 10/31/2025	36,508,000	36,796,071
United States Treasury Bond
3.88%, 08/15/2034	5,360,000	5,344,506
4.25%, 02/15/2054	30,847,000	31,056,663
4.25%, 08/15/2054	2,110,000	2,129,287
4.38%, 05/15/2034	38,459,000	39,883,186
4.50%, 02/15/2044	32,485,000	33,373,262
4.63%, 05/15/2044	33,208,000	34,660,850
4.63%, 05/15/2054	32,626,000	34,970,994
4.75%, 11/15/2053	26,452,000	28,896,744
Total U.S. Treasury Bonds		385,614,151

TOTAL GOVERNMENT BONDS
(Cost $375,930,670)		387,706,453

	Shares	Value
PREFERRED STOCK (0.72%)

Energy (0.15%)
Pipeline (0.15%)
Energy Transfer LP, Series B, 3M US L + 4.16%(a)(f)	600,000	585,784
Energy Transfer LP, Series F, 5Y US TI + 5.134%(a)(f)	750,000	748,773

Total Energy		1,334,557

	Shares	Value
Financials (0.38%)
Banks (0.11%)
Bank of Hawaii., 8.000%(g)(f)	38,866	$1,015,569

Consumer Finance (0.09%)
American Express Co., 5Y US TI + 2.854%(a)(f)	817,000	766,779

Financial Services (0.10%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971% (a)(f)	939,000	934,032

Life Insurance (0.08%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)(g)	25,800	681,120

Total Financials		3,397,500

Utilities (0.19%)
Utilities (0.19%)
Duke Energy Corp., 5Y US TI + 3.388% (a)(f)	1,660,000	1,660,116

Total Utilities		1,660,116

TOTAL PREFERRED STOCK
(Cost $6,232,670)		6,392,173

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.87%)

Money Market Fund (0.87%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.19%	7,751,809	7,751,809

TOTAL SHORT TERM INVESTMENTS
(Cost $7,751,809)			7,751,809

TOTAL INVESTMENTS (99.91%)
(Cost $864,850,443)			$887,323,722

Other Assets In Excess Of Liabilities (0.09%)			794,612

NET ASSETS (100.00%)			$888,118,334

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
3M US L - 3 Month LIBOR as of August 31, 2024 was 5.28%
3M US SOFR - 3 Month SOFR as of August 31, 2024 was 5.02%
1M CME TERM SOFR - 1 Month CME TERM SOFR as of August 31, 2024 was 5.20%
3M CME TERM SOFR - 3 Month CME TERM SOFR as of August 31, 2024 was 5.02%
30D US SOFR - 30 Day SOFR as of August 31, 2024 was 5.35%
1D US SOFR - 1 Day SOFR as of August 31, 2024 was 5.32%
1M US SOFR- 1 Month SOFR as of August 31, 2024 was 5.20%
1Y US TI - 1 Year US TI as of August 31, 2024 was 4.38%
5Y US TI - 5 Year US TI as of August 31, 2024 was 3.71%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Interest only security.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024, the aggregate market value of those securities was $108,176,826, representing 12.18% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

Barron's 400 ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.78%)
Communication Services (2.02%)
Alphabet, Inc., Class A	2,470	$403,549
Comcast Corp., Class A	7,809	309,002
Electronic Arts, Inc.	2,485	377,273
Interpublic Group of Cos., Inc.	10,318	336,470
Meta Platforms, Inc., Class A	704	367,002
Netflix, Inc.(a)	564	395,561
New York Times Co., Class A	7,722	424,170
Yelp, Inc.(a)	8,880	310,178
Total Communication Services		2,923,205

Consumer Discretionary (14.75%)
Abercrombie & Fitch Co., Class A(a)	2,919	430,757
Academy Sports & Outdoors, Inc.(b)	4,969	275,680
Acushnet Holdings Corp.(b)	5,393	361,277
Airbnb, Inc., Class A(a)	2,084	244,474
Amazon.com, Inc.(a)	1,978	353,073
Bloomin' Brands, Inc.(b)	11,872	207,760
Booking Holdings, Inc.	95	371,377
Boot Barn Holdings, Inc.(a)	3,867	518,835
Boyd Gaming Corp.	5,364	321,947
Buckle, Inc.	8,972	375,927
Build-A-Bear Workshop, Inc.(b)	13,943	465,417
Burlington Stores, Inc.(a)	1,583	424,624
Caleres, Inc.(b)	9,136	384,900
Chipotle Mexican Grill, Inc.(a)	6,394	358,575
Coupang, Inc.(a)	18,345	406,342
Crocs, Inc.(a)	2,685	392,466
Darden Restaurants, Inc.	1,981	313,295
Deckers Outdoor Corp.(a)	376	360,693
Dick's Sporting Goods, Inc.	1,886	446,907
Dillard's, Inc., Class A	834	282,701
DR Horton, Inc.	2,224	419,802
Dream Finders Homes, Inc.(a)	8,864	296,501
eBay, Inc.	6,592	389,587
Five Below, Inc.(a)	1,650	124,459
Frontdoor, Inc.(a)	10,743	516,523
General Motors Co.	8,599	428,058
Gentex Corp.	9,433	295,536
Genuine Parts Co.	2,229	319,326
GigaCloud Technology, Inc.(a)(b)	11,022	214,268
Grand Canyon Education, Inc.(a)	2,556	370,646
Green Brick Partners, Inc.(a)	6,493	511,519
Guess?, Inc.(b)	13,364	276,902
Harley-Davidson, Inc.(b)	8,709	326,065
Installed Building Products, Inc.	1,437	319,459
JAKKS Pacific, Inc.(a)	14,419	355,284
Las Vegas Sands Corp.	6,459	251,836
Lennar Corp., Class B(b)	2,280	384,932
MGM Resorts International(a)(b)	7,973	299,705
Modine Manufacturing Co.(a)	4,183	508,444
Security Description	Shares	Value
Consumer Discretionary (continued)
NIKE, Inc., Class B	3,362	$280,122
NVR, Inc.(a)	42	385,243
Oxford Industries, Inc.(b)	3,238	281,641
Perdoceo Education Corp.	19,261	432,217
PulteGroup, Inc.	3,067	403,771
Ralph Lauren Corp.	1,908	326,764
Ross Stores, Inc.	2,329	350,771
Royal Caribbean Cruises, Ltd.	2,661	438,054
Signet Jewelers, Ltd.(b)	3,536	297,378
Stride, Inc.(a)(b)	5,552	457,152
Tapestry, Inc.	7,274	298,016
Texas Roadhouse, Inc.	2,291	386,606
TJX Cos., Inc.	3,525	413,377
Toll Brothers, Inc.	2,848	410,311
TopBuild Corp.(a)	850	334,067
Tractor Supply Co.	1,367	365,741
Ulta Beauty, Inc.(a)	621	219,114
Under Armour, Inc., Class A(a)	40,955	314,944
Universal Technical Institute, Inc.(a)(b)	22,937	400,251
Visteon Corp.(a)	2,923	295,895
Williams-Sonoma, Inc.(b)	2,875	386,199
Total Consumer Discretionary		21,383,513

Consumer Staples (4.32%)
Cal-Maine Foods, Inc.	5,811	418,624
Casey's General Stores, Inc.	1,138	412,309
Celsius Holdings, Inc.(a)(b)	3,955	150,409
Church & Dwight Co., Inc.	3,275	333,657
Coca-Cola Co.	5,645	409,093
Coca-Cola Consolidated, Inc.	414	555,754
Colgate-Palmolive Co.	3,859	410,983
Constellation Brands, Inc., Class A	1,297	312,201
Costco Wholesale Corp.	476	424,773
elf Beauty, Inc.(a)(b)	1,752	262,432
Hershey Co.	1,707	329,553
Ingredion, Inc.	2,890	388,156
Lamb Weston Holdings, Inc.	3,328	206,070
Mondelez International, Inc., Class A	4,694	337,076
Monster Beverage Corp.(a)	5,747	270,856
PepsiCo, Inc.	2,064	356,824
Sysco Corp.	4,250	331,373
WD-40 Co.	1,355	356,148
Total Consumer Staples		6,266,291

Energy (7.23%)
Archrock, Inc.	18,823	380,789
Baker Hughes Co.	10,860	381,946
ChampionX Corp.	10,651	331,566
CVR Energy, Inc.(b)	10,337	262,767
Diamondback Energy, Inc.	1,843	359,588
Dorian LPG, Ltd.	8,996	350,754
Exxon Mobil Corp.	3,230	380,946
Granite Ridge Resources, Inc.(b)	57,129	362,769
Gulfport Energy Corp.(a)	2,346	340,311
Halliburton Co.	9,274	288,329
Helmerich & Payne, Inc.	8,552	279,052
International Seaways, Inc.	6,575	340,782

Security Description	Shares	Value
Energy (continued)
Liberty Energy, Inc., Class A(b)	15,913	$327,649
Magnolia Oil & Gas Corp., Class A	14,326	366,889
Marathon Petroleum Corp.	1,872	331,569
Matador Resources Co.	5,253	297,950
New Fortress Energy, Inc.(b)	10,411	128,263
Par Pacific Holdings, Inc.(a)	9,463	212,350
Peabody Energy Corp.(b)	13,030	305,032
Phillips 66	2,274	319,065
RPC, Inc.(b)	44,785	287,520
Seadrill, Ltd.(a)	7,240	312,189
SM Energy Co.(b)	7,495	341,997
Targa Resources Corp.	3,249	477,278
Teekay Tankers, Ltd., Class A	6,382	363,008
Texas Pacific Land Corp.	658	571,730
Valero Energy Corp.	2,256	331,023
Viper Energy, Inc.	9,579	455,960
Vital Energy, Inc.(a)(b)	6,696	240,319
Weatherford International PLC	3,044	319,437
Williams Cos., Inc.	9,276	424,562
Total Energy		10,473,389

Financials (22.63%)
1st Source Corp.	6,565	403,386
Amalgamated Financial Corp.	14,034	462,982
American Express Co.	1,546	399,873
Apollo Global Management, Inc.	3,126	361,772
Arch Capital Group, Ltd.(a)	3,762	425,445
Artisan Partners Asset Management, Inc., Class A	7,588	315,585
AssetMark Financial Holdings, Inc.(a)	9,537	335,226
Axos Financial, Inc.(a)	6,698	465,042
Bain Capital Specialty Finance, Inc.(b)	21,486	367,625
Bancorp, Inc.(a)	9,220	483,128
Bank of NT Butterfield & Son, Ltd.	11,269	431,039
Bank OZK	7,830	339,430
BOK Financial Corp.	3,948	414,343
Bread Financial Holdings, Inc.	9,315	541,854
Brown & Brown, Inc.	4,003	420,835
Byline Bancorp, Inc.	16,134	447,718
Cathay General Bancorp	8,495	373,695
Cincinnati Financial Corp.	2,897	396,976
CION Investment Corp.	30,761	378,360
City Holding Co.	3,287	390,298
CNA Financial Corp.	7,752	402,484
Corpay, Inc.(a)	1,156	364,776
CrossFirst Bankshares, Inc.(a)	26,029	452,905
Cullen/Frost Bankers, Inc.(b)	3,169	355,657
Customers Bancorp, Inc.(a)	6,319	327,451
East West Bancorp, Inc.	4,454	374,448
Enstar Group, Ltd.(a)	1,133	369,358
Enterprise Financial Services Corp.	8,561	452,963
Everest Group, Ltd.	897	351,839
FactSet Research Systems, Inc.	712	301,062
Security Description	Shares	Value
Financials (continued)
Federal Agricultural Mortgage Corp., Class C	1,804	$356,236
Fifth Third Bancorp	9,256	395,139
First BanCorp	20,141	430,615
First Citizens BancShares, Inc., Class A	227	460,969
First Commonwealth Financial Corp.	25,105	432,308
First Financial Bancorp	15,421	408,194
Globe Life, Inc.	2,745	288,362
Home BancShares, Inc.	14,168	394,437
Huntington Bancshares, Inc.	25,254	378,052
Interactive Brokers Group, Inc.	3,153	406,390
International Bancshares Corp.	6,279	396,707
Jack Henry & Associates, Inc.	1,961	339,312
JPMorgan Chase & Co.	1,803	405,314
Kinsale Capital Group, Inc.	674	330,995
Loews Corp.	4,472	366,436
LPL Financial Holdings, Inc.	1,287	288,726
M&T Bank Corp.	2,380	409,622
Mastercard, Inc., Class A	724	349,938
Mercantile Bank Corp.	9,238	424,763
Merchants Bancorp	7,757	355,658
Metropolitan Bank Holding Corp.(a)	8,567	443,000
Moody's Corp.	882	430,187
MSCI, Inc.	602	349,515
National Bank Holdings Corp., Class A	9,774	428,199
OFG Bancorp	9,300	427,707
Old National Bancorp	20,281	402,578
Old Second Bancorp, Inc.	24,830	422,855
Pathward Financial, Inc.	6,693	460,612
Patria Investments, Ltd., Class A	22,860	263,347
PayPal Holdings, Inc.(a)	5,658	409,809
PNC Financial Services Group, Inc.	2,226	412,010
Preferred Bank	4,610	381,938
Premier Financial Corp.	16,855	422,386
QCR Holdings, Inc.	5,951	459,001
Regions Financial Corp.	17,369	406,782
Reinsurance Group of America, Inc.	1,852	408,848
RenaissanceRe Holdings, Ltd.(b)	1,446	368,426
Runway Growth Finance Corp.(b)	28,712	304,060
S&T Bancorp, Inc.	10,741	461,541
Shift4 Payments, Inc.(a)(b)	4,025	334,478
SLM Corp.	16,333	360,306
Stellar Bancorp, Inc.	14,052	383,198
Stock Yards Bancorp, Inc.	7,462	452,197
Synchrony Financial	7,993	401,728
T Rowe Price Group, Inc.	2,890	306,456
The Hartford Financial Services Group, Inc.	3,464	402,170
Towers Watson & Co., Class A	3,295	389,601
Visa, Inc., Class A	1,211	334,684
Webster Financial Corp.	6,965	330,350
Wells Fargo & Co.	5,956	348,247

Security Description	Shares	Value
Financials (continued)
Wintrust Financial Corp.	3,526	$383,629
WisdomTree, Inc.(b)	39,945	405,042
WR Berkley Corp.	6,002	358,319
WSFS Financial Corp.	7,764	425,001
Total Financials		32,803,935

Health Care (10.55%)
Agilent Technologies, Inc.	2,309	330,002
Amphastar Pharmaceuticals, Inc.(a)(b)	7,760	378,222
Amylyx Pharmaceuticals, Inc.(a)	89,454	198,588
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,971	189,288
Boston Scientific Corp.(a)	5,142	420,564
Bristol-Myers Squibb Co.	6,251	312,237
Bruker Corp.	3,715	249,611
Catalyst Pharmaceuticals, Inc.(a)	21,114	427,558
Cencora, Inc.	1,428	342,106
Collegium Pharmaceutical, Inc.(a)(b)	9,064	348,601
Corcept Therapeutics, Inc.(a)	14,313	505,249
DaVita, Inc.(a)	2,504	377,904
Dexcom, Inc.(a)	2,534	175,708
Doximity, Inc., Class A(a)	12,272	451,364
Gilead Sciences, Inc.	4,515	356,685
Halozyme Therapeutics, Inc.(a)	8,252	526,890
Harmony Biosciences Holdings, Inc.(a)(b)	11,044	397,363
IDEXX Laboratories, Inc.(a)	620	298,425
Incyte Corp.(a)	5,591	367,105
Insulet Corp.(a)	1,876	380,397
Intuitive Surgical, Inc.(a)	896	441,396
IQVIA Holdings, Inc.(a)	1,317	331,291
iRadimed Corp.	7,868	369,481
Lantheus Holdings, Inc.(a)	5,422	577,280
Medpace Holdings, Inc.(a)	843	299,493
Molina Healthcare, Inc.(a)	845	295,573
Neurocrine Biosciences, Inc.(a)	2,451	311,424
ResMed, Inc.	1,789	438,341
Royalty Pharma PLC, Class A	11,303	328,126
Semler Scientific, Inc.(a)	11,129	297,144
Stryker Corp.	958	345,282
Teleflex, Inc.	1,496	366,774
Tenet Healthcare Corp.(a)	3,502	580,772
UFP Technologies, Inc.(a)	1,756	599,200
United Therapeutics Corp.(a)	1,361	494,792
Veeva Systems, Inc., Class A(a)	1,492	322,928
Vertex Pharmaceuticals, Inc.(a)	822	407,622
Voyager Therapeutics, Inc.(a)	37,519	246,125
West Pharmaceutical Services, Inc.	944	296,067
Zoetis, Inc.	1,850	339,457
Zymeworks, Inc.(a)(b)	30,761	360,827
Zynex, Inc.(a)(b)	26,787	210,546
Total Health Care		15,293,808

Industrials (18.04%)
AAON, Inc.	4,264	407,255
Acuity Brands, Inc.	1,328	338,242
Security Description	Shares	Value
Industrials (continued)
Advanced Drainage Systems, Inc.	2,117	$331,861
Alamo Group, Inc.	1,679	311,287
Allison Transmission Holdings, Inc.	4,557	422,662
AO Smith Corp.	3,985	333,624
Apogee Enterprises, Inc.	5,991	400,079
Applied Industrial Technologies, Inc.	1,862	381,933
Atkore, Inc.	2,018	188,340
Automatic Data Processing, Inc.	1,392	384,067
Brady Corp., Class A	5,909	437,502
Broadridge Financial Solutions, Inc.	1,677	356,966
Builders FirstSource, Inc.(a)	1,765	307,110
Caterpillar, Inc.	1,014	361,085
Cintas Corp.	546	439,595
Comfort Systems USA, Inc.	1,145	404,780
Copart, Inc.(a)	6,232	330,047
Core & Main, Inc.(a)	7,039	338,083
DNOW, Inc.(a)	23,347	303,978
Donaldson Co., Inc.	4,742	344,886
Dover Corp.	1,988	369,828
Dycom Industries, Inc.(a)	2,460	432,862
EMCOR Group, Inc.	1,073	421,753
Esab Corp.	3,444	361,517
ExlService Holdings, Inc.(a)	10,817	395,253
Fastenal Co.	4,576	312,449
Federal Signal Corp.	4,366	412,543
FTI Consulting, Inc.(a)	1,665	380,136
Genpact, Ltd.	10,029	393,438
GMS, Inc.(a)	3,761	326,417
Graco, Inc.	3,672	306,061
H&E Equipment Services, Inc.	5,990	288,418
Hubbell, Inc.	877	350,730
Hyster-Yale Materials Handling, Inc.	5,876	369,953
IES Holdings, Inc.(a)	3,306	616,668
Jacobs Solutions, Inc.	2,297	346,571
Janus International Group, Inc.(a)(b)	23,394	257,100
Kadant, Inc.(b)	1,051	337,508
Lennox International, Inc.	736	434,380
Limbach Holdings, Inc.(a)(b)	6,961	449,889
Lincoln Electric Holdings, Inc.	1,347	260,793
Mueller Industries, Inc.	6,546	475,960
Old Dominion Freight Line, Inc.	1,572	303,082
Oshkosh Corp.	2,947	318,011
Owens Corning	2,180	367,831
PACCAR, Inc.	2,980	286,616
Parker-Hannifin Corp.	634	380,527
Parsons Corp.(a)	4,231	403,891
Paychex, Inc.	2,793	366,442
Paycom Software, Inc.	1,844	300,166
Paylocity Holding Corp.(a)	2,012	324,737
Powell Industries, Inc.(b)	2,237	374,563
Rollins, Inc.	7,435	373,088
Saia, Inc.(a)(b)	585	219,861

Security Description	Shares	Value
Industrials (continued)
Shoals Technologies Group, Inc., Class A(a)	26,168	$141,046
Simpson Manufacturing Co., Inc.	1,656	303,147
Snap-on, Inc.	1,163	329,990
Sterling Infrastructure, Inc.(a)	3,130	374,129
Tecnoglass, Inc.(b)	7,612	471,716
Tennant Co.	3,060	298,870
Terex Corp.	5,817	330,231
Thermon Group Holdings, Inc.(a)	11,997	377,066
Titan International, Inc.(a)(b)	27,085	225,618
Trex Co., Inc.(a)	3,623	230,930
TriNet Group, Inc.	2,759	283,708
United Airlines Holdings, Inc.(a)	7,927	349,105
United Rentals, Inc.	511	378,784
Veralto Corp.	3,830	430,607
Verra Mobility Corp.(a)	15,079	416,331
Vertiv Holdings Co.	5,075	421,377
Wabash National Corp.	12,385	241,012
Woodward, Inc.	2,296	382,628
WW Grainger, Inc.	352	346,692
Xylem, Inc.	2,696	370,781
Total Industrials		26,146,192

Information Technology (12.43%)
ACM Research, Inc., Class A(a)(b)	11,997	216,426
Adobe, Inc.(a)	609	349,816
Agilysys, Inc.(a)	4,549	514,492
Amdocs, Ltd.	3,663	318,571
Amphenol Corp., Class A	6,188	417,381
Apple, Inc.	1,969	450,901
Applied Materials, Inc.	1,689	333,172
AppLovin Corp., Class A(a)	5,663	525,923
Arista Networks, Inc.(a)	1,254	443,138
Autodesk, Inc.(a)	1,314	339,538
Badger Meter, Inc.	2,155	445,956
Belden, Inc.	3,875	415,710
Bentley Systems, Inc., Class B	6,976	359,055
Broadcom, Inc.	2,628	427,891
Cadence Design Systems, Inc.(a)	1,112	299,050
Cirrus Logic, Inc.(a)	3,666	534,100
Cisco Systems, Inc.	6,770	342,156
Cognizant Technology Solutions Corp., Class A	4,415	343,355
F5, Inc.(a)	1,757	356,935
First Solar, Inc.(a)	2,098	477,022
Fortinet, Inc.(a)	4,755	364,756
GoDaddy, Inc., Class A(a)	2,967	496,705
InterDigital, Inc.(b)	3,242	449,211
International Business Machines Corp.	1,775	358,781
Intuit, Inc.	522	328,996
Jabil, Inc.	2,298	251,125
Keysight Technologies, Inc.(a)	2,234	344,304
Manhattan Associates, Inc.(a)	1,333	352,485
Microchip Technology, Inc.	3,751	308,182
Microsoft Corp.	841	350,815
Monolithic Power Systems, Inc.	471	440,234
Security Description	Shares	Value
Information Technology (continued)
Motorola Solutions, Inc.	1,007	$445,134
Napco Security Technologies, Inc.	8,529	395,575
NetApp, Inc.	3,306	399,100
NVE Corp.	4,084	342,035
NVIDIA Corp.	3,963	473,063
ON Semiconductor Corp.(a)	4,167	324,484
OSI Systems, Inc.(a)(b)	2,629	394,008
Palo Alto Networks, Inc.(a)	1,200	435,264
Pegasystems, Inc.	5,253	372,333
Perficient, Inc.(a)	5,427	407,948
Photronics, Inc.(a)	11,736	303,493
QUALCOMM, Inc.	1,986	348,146
Qualys, Inc.(a)	1,970	246,585
ServiceNow, Inc.(a)	452	386,460
Super Micro Computer, Inc.(a)	317	138,751
Synopsys, Inc.(a)	604	313,826
Zoom Video Communications, Inc., Class A(a)	4,877	336,903
Total Information Technology		18,019,290

Materials (4.25%)
Alpha Metallurgical Resources, Inc.	986	235,802
Cabot Corp.	3,856	405,304
CF Industries Holdings, Inc.	3,996	332,028
Eagle Materials, Inc.	1,353	348,736
Ecolab, Inc.	1,520	384,834
Freeport-McMoRan, Inc.	8,408	372,306
Graphic Packaging Holding Co.(b)	12,417	371,641
Martin Marietta Materials, Inc.	571	305,005
NewMarket Corp.	555	318,442
Nucor Corp.	1,838	279,211
Packaging Corp. of America	1,810	379,267
Ramaco Resources, Inc.	17,458	212,813
Reliance, Inc.	1,070	306,715
Steel Dynamics, Inc.	2,614	312,399
Sylvamo Corp.	5,408	427,719
United States Lime & Minerals, Inc.	5,893	481,635
Vulcan Materials Co.	1,281	314,114
Warrior Met Coal, Inc.(b)	5,967	365,837
Total Materials		6,153,808

Real Estate (0.45%)
Forestar Group, Inc.(a)	9,272	286,876
RMR Group, Inc., Class A	14,466	368,738
Total Real Estate		655,614

Utilities (1.11%)
Genie Energy, Ltd.	19,821	331,804
Otter Tail Corp.	4,081	345,049
Public Service Enterprise Group, Inc.	5,234	422,645

Security Description	Shares	Value
Utilities (continued)
Vistra Corp.	5,856	$500,278
Total Utilities		1,599,776

TOTAL COMMON STOCKS
(Cost $110,821,780)		141,718,821

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.76%)
Energy (1.76%)
Cheniere Energy Partners LP	6,945	340,166
Dorchester Minerals LP	10,755	326,952
Enterprise Products Partners LP	12,070	354,134
Hess Midstream LP, Class A	9,576	357,664
KKR & Co., LP	3,488	431,710
MPLX LP	8,366	358,734
Western Midstream Partners LP	10,001	385,838
Total Energy		2,555,198

TOTAL LIMITED PARTNERSHIPS
(Cost $2,134,233)		2,555,198

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.08%)
Money Market Fund (0.42%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $610,641)	5.24%	610,641	$610,641

Investments Purchased with Collateral from Securities Loaned (0.66%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%
(Cost $954,341)		954,341	954,341
TOTAL SHORT TERM INVESTMENTS
(Cost $1,564,982)			1,564,982

TOTAL INVESTMENTS (100.62%)
(Cost $114,520,995)			$145,839,001
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.62%)			(896,295)
NET ASSETS - 100.00%			$144,942,706

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $13,062,279.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.67%)
Communication Services (10.46%)
Alphabet, Inc., Class A	22,312	$3,645,335
Meta Platforms, Inc., Class A	5,199	2,710,291
Netflix, Inc.(a)	2,389	1,675,525
Walt Disney Co.	6,856	619,645
Total Communication Services		8,650,796

Consumer Discretionary (15.00%)
Amazon.com, Inc.(a)	24,110	4,303,634
Booking Holdings, Inc.	652	2,548,818
Etsy, Inc.(a)	11,406	628,357
Home Depot, Inc.	4,567	1,682,940
McDonald's Corp.	2,794	806,516
PulteGroup, Inc.	6,706	882,845
RH(a)	6,122	1,553,151
Total Consumer Discretionary		12,406,261

Consumer Staples (1.49%)
Constellation Brands, Inc., Class A	2,927	704,559
Estee Lauder Cos., Inc., Class A	5,790	530,711
Total Consumer Staples		1,235,270

Energy (1.29%)
Phillips 66	7,603	1,066,777

Financials (14.59%)
BlackRock, Inc.	2,996	2,701,823
Fidelity National Information Services, Inc.	10,883	897,303
Mastercard, Inc., Class A	3,323	1,606,139
Morgan Stanley	16,404	1,699,618
MSCI, Inc.	3,208	1,862,533
PayPal Holdings, Inc.(a)	34,910	2,528,532
Visa, Inc., Class A	2,795	772,454
Total Financials		12,068,402

Health Care (6.11%)
AbbVie, Inc.	5,504	1,080,490
Biogen, Inc.(a)	3,644	746,145
UnitedHealth Group, Inc.	3,859	2,277,582
Vertex Pharmaceuticals, Inc.(a)	1,909	946,654
Total Health Care		5,050,871

Industrials (7.86%)
Fortive Corp.	10,075	749,580
Lockheed Martin Corp.	1,779	1,010,650
Paycom Software, Inc.	4,051	659,422
TransDigm Group, Inc.	606	832,165
Uber Technologies, Inc.(a)	33,274	2,433,328
Security Description	Shares	Value
Industrials (continued)
United Rentals, Inc.	1,105	$819,092
Total Industrials		6,504,237

Information Technology (38.69%)
Apple, Inc.	25,346	5,804,234
Applied Materials, Inc.	7,519	1,483,198
Broadcom, Inc.	6,242	1,016,322
Cognizant Technology Solutions Corp., Class A	11,442	889,844
DocuSign, Inc.(a)	26,846	1,589,552
Dropbox, Inc.(a)	63,791	1,603,706
Lam Research Corp.	2,468	2,026,253
Micron Technology, Inc.	13,377	1,287,402
Microsoft Corp.	10,764	4,490,094
Monolithic Power Systems, Inc.	2,258	2,110,507
NVIDIA Corp.	26,180	3,125,108
Palo Alto Networks, Inc.(a)	2,615	948,513
Salesforce, Inc.	5,598	1,415,734
ServiceNow, Inc.(a)	2,112	1,805,759
Snowflake, Inc., Class A(a)	7,318	835,935
Twilio, Inc., Class A(a)	25,227	1,583,247
Total Information Technology		32,015,408

Real Estate (1.18%)
Zillow Group, Inc.(a)	17,579	972,119

TOTAL COMMON STOCKS
(Cost $64,819,313)		79,970,141

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.31%)
Money Market Fund (3.31%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.24%	2,742,317	2,742,317
TOTAL SHORT TERM INVESTMENTS
(Cost $2,742,317)			2,742,317

TOTAL INVESTMENTS (99.98%)
(Cost $67,561,630)			$82,712,458
OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)			18,535
NET ASSETS - 100.00%			$82,730,993

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (76.66%)
Communications (1.15%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	$50,000	$49,845
Comcast Corp.
4.150%, 10/15/2028	214,000	212,498
Total Communications		262,343

Consumer Discretionary (15.18%)
Ford Motor Co.
9.625%, 04/22/2030	295,000	350,323
Ford Motor Credit Co. LLC
7.350%, 11/04/2027	480,000	508,552
General Motors Financial Co., Inc.
6.400%, 01/09/2033	729,000	781,227
Goodyear Tire & Rubber Co.
4.875%, 03/15/2027	213,000	208,267
Hyatt Hotels Corp.
5.750%, 04/23/2030	729,000	755,631
Marriott International, Inc.
4.000%, 04/15/2028(a)	488,000	478,893
Toyota Motor Credit Corp.
3.950%, 06/30/2025	373,000	370,739
Total Consumer Discretionary		3,453,632

Consumer Staples (1.76%)
Dollar Tree, Inc.
4.000%, 05/15/2025	405,000	401,737
Total Consumer Staples		401,737

Energy (8.40%)
Hess Midstream Operations LP
4.250%, 02/15/2030(b)	213,000	201,292
Kinetik Holdings LP
6.625%, 12/15/2028(b)	848,000	875,021
Marathon Oil Corp.
4.400%, 07/15/2027	401,000	399,566
Phillips 66 Co.
5.250%, 06/15/2031	423,000	435,222
Total Energy		1,911,101

Financials (27.73%)
Bank of America Corp.
4.250%, 10/22/2026	298,000	296,492
5Y US TI + 3.23%(c)(d)	525,000	531,624
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	848,000	902,751
Citigroup, Inc.
4.450%, 09/29/2027	387,000	385,213
6.625%, 06/15/2032	126,000	138,317
Security Description	Principal Amount	Value
Financials (continued)
FNB Corp.
5.150%, 08/25/2025	$441,000	$439,536
FS KKR Capital Corp.
4.250%, 02/14/2025(b)	405,000	401,788
Goldman Sachs Group, Inc.
5.700%, 11/01/2024	480,000	480,150
Host Hotels & Resorts LP
4.000%, 06/15/2025	265,000	262,472
HSBC Holdings PLC
4.375%, 11/23/2026	387,000	383,190
Iron Mountain, Inc.
4.875%, 09/15/2027(b)	407,000	399,922
JPMorgan Chase & Co.
4.250%, 10/01/2027	252,000	251,590
Morgan Stanley
5.000%, 11/24/2025	443,000	443,669
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	525,000	528,593
Royal Bank of Canada
6.000%, 11/01/2027	443,000	464,420
Total Financials		6,309,727

Health Care (1.32%)
CVS Health Corp.
4.300%, 03/25/2028	86,000	84,972
HCA, Inc.
5.375%, 09/01/2026	213,000	214,514
Total Health Care		299,486

Industrials (5.07%)
Boeing Co.
4.875%, 05/01/2025	385,000	383,455
Ingersoll Rand, Inc.
5.700%, 08/14/2033	729,000	769,854
Total Industrials		1,153,309

Materials (0.95%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028	213,000	216,062
Total Materials		216,062

Technology (6.79%)
Concentrix Corp.
6.850%, 08/02/2033	729,000	762,371
Flex, Ltd.
5.250%, 01/15/2032	300,000	300,190
Micron Technology, Inc.
5.375%, 04/15/2028	471,000	481,657
Total Technology		1,544,218

Utilities (8.31%)
Dominion Energy, Inc.
4.250%, 06/01/2028	488,000	482,553
Public Service Enterprise Group, Inc.
5.850%, 11/15/2027	480,000	498,874
Southern California Gas Co.
5.200%, 06/01/2033	429,000	441,403

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
7.750%, 10/15/2031(b)	$439,000	$467,413
Total Utilities		1,890,243

TOTAL CORPORATE BONDS
(Cost $17,348,079)		17,441,858

GOVERNMENT BONDS (20.42%)
United States Treasury Bond
6.125%, 08/15/2029	729,000	807,197
4.750%, 11/15/2043	2,289,000	2,431,705
4.000%, 11/15/2052	950,000	914,319
3.625%, 05/15/2053	547,000	492,449
TOTAL GOVERNMENT BONDS
(Cost $4,678,988)		4,645,670

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.04%)
Money Market Fund (3.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.25%	691,980	691,980
TOTAL SHORT TERM INVESTMENTS
(Cost $691,980)			691,980

TOTAL INVESTMENTS (100.12%)
(Cost $22,719,047)			$22,779,508
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.12%)			(27,936)
NET ASSETS - 100.00%			$22,751,572

Investment Abbreviations:

TI - Treasury Index

Reference Rates:

5Y US TI - 5 Year US TI as of August 31, 2024 was 3.71%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2024, the market value of those securities was $478,893, representing 2.10% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,345,436, representing 10.31% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2024. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.04%)
Communication Services (3.59%)
Alphabet, Inc., Class A	3,614	$590,455
Alphabet, Inc., Class C	10,413	1,719,290
TEGNA, Inc.	27,943	387,849
Total Communication Services		2,697,594

Consumer Discretionary (11.33%)
Amazon.com, Inc.(a)	16,295	2,908,658
Ethan Allen Interiors, Inc.	16,349	514,667
H&R Block, Inc.	22,872	1,448,026
Nordstrom, Inc.	28,250	631,105
Perdoceo Education Corp.	70,244	1,576,275
TJX Cos., Inc.	8,142	954,812
Upbound Group, Inc.	14,173	471,961
Total Consumer Discretionary		8,505,504

Consumer Staples (5.20%)
Altria Group, Inc.	11,688	628,464
B&G Foods, Inc.	106,820	904,765
Coca-Cola Co.	7,837	567,947
Philip Morris International, Inc.	2,730	336,582
Vector Group, Ltd.	97,605	1,462,123
Total Consumer Staples		3,899,881

Energy (8.34%)
Antero Midstream Corp.	84,539	1,257,095
Crescent Energy Co.	77,990	930,421
Devon Energy Corp.	8,447	378,256
EOG Resources, Inc.	8,582	1,105,533
Exxon Mobil Corp.	7,389	871,459
Kinder Morgan, Inc.	42,951	926,453
VAALCO Energy, Inc.(b)	121,506	791,004
Total Energy		6,260,221

Financials (17.82%)
Fidelity National Information Services, Inc.	14,561	1,200,554
First Financial Corp.(a)	16,245	726,152
First Horizon National Corp.	41,807	693,578
FNB Corp.	29,196	437,356
Fulton Financial Corp.	28,211	545,883
Hanmi Financial Corp.	36,779	728,592
Heritage Commerce Corp.	70,237	715,013
Old Republic International Corp.	34,480	1,236,798
OneMain Holdings, Inc.	11,452	565,843
Ready Capital Corp.	38,398	318,319
Starwood Property Trust, Inc.	15,923	331,835
TrustCo Bank Corp. NY	20,635	718,923
Universal Insurance Holdings, Inc.	36,530	781,377
US Bancorp	26,178	1,236,387
Security Description	Shares	Value
Financials (continued)
Valley National Bancorp	54,952	$476,983
Veritex Holdings, Inc.	19,866	500,425
Visa, Inc., Class A	3,284	907,599
Washington Trust Bancorp, Inc.(a)	22,866	750,005
Western Union Co.	41,224	502,933
Total Financials		13,374,555

Health Care (2.12%)
Amgen, Inc.	1,880	627,601
National Research Corp.(a)	42,124	960,427
Total Health Care		1,588,028

Industrials (6.52%)
Apogee Enterprises, Inc.	13,623	909,744
Deluxe Corp.	38,377	790,182
Genco Shipping & Trading, Ltd.	38,367	674,876
Lockheed Martin Corp.	1,043	592,528
MSC Industrial Direct Co. Inc, Class A, Class A	5,295	435,461
Paychex, Inc.	3,785	496,592
Pitney Bowes, Inc.	140,527	993,526
Total Industrials		4,892,909

Information Technology (31.82%)
Apple, Inc.	27,511	6,300,019
Cisco Systems, Inc.	23,868	1,206,289
Hewlett Packard Enterprise Co.	66,530	1,288,686
International Business Machines Corp.	6,559	1,325,771
Microsoft Corp.	14,445	6,025,587
NVIDIA Corp.	56,701	6,768,398
QUALCOMM, Inc.	5,522	968,007
Total Information Technology		23,882,757

Materials (2.81%)
Greif, Inc.	6,745	454,613
Myers Industries, Inc.	63,708	974,096
Ramaco Resources, Inc.	55,870	681,055
Total Materials		2,109,764

Real Estate (6.94%)
Camden Property Trust	4,115	515,198
Global Medical REIT, Inc.	96,530	898,694
Invitation Homes, Inc.	13,997	515,650
Medical Properties Trust, Inc.	105,020	472,590
Piedmont Office Realty Trust, Inc., Class A	33,624	328,170
SITE Centers Corp.	10,629	641,460
Tanger, Inc.	27,858	847,998
Universal Health Realty Income Trust	22,027	989,012
Total Real Estate		5,208,772

Utilities (3.55%)
Clearway Energy, Inc., Class C	41,313	1,196,424
Evergy, Inc.	7,144	422,496

Security Description	Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	13,002	$1,049,912
Total Utilities		2,668,832

TOTAL COMMON STOCKS
(Cost $63,286,748)		75,088,817

TOTAL INVESTMENTS (100.04%)
(Cost $63,286,748)		$75,088,817
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.04%)		(29,874)
NET ASSETS - 100.00%		$75,058,943

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $724,563.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of August 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (74.66%)
Communications (4.93%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026(a)	$386,000	$385,377
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	1,026,000	1,051,274
Netflix, Inc.
4.375%, 11/15/2026	707,000	707,448
Sirius XM Radio, Inc.
5.000%, 08/01/2027(a)	825,000	807,168
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,244,000	1,248,705
Warnermedia Holdings, Inc.
6.412%, 03/15/2026	398,000	398,134
Total Communications		4,598,106

Consumer Discretionary (13.04%)
Brink's Co.
6.500%, 06/15/2029(a)	958,000	992,167
Ford Motor Credit Co. LLC
6.950%, 03/06/2026	865,000	884,890
General Motors Financial Co., Inc.
5.400%, 04/06/2026	815,000	822,774
Goodyear Tire & Rubber Co.
5.000%, 05/31/2026	908,000	897,413
Group 1 Automotive, Inc.
6.375%, 01/15/2030(a)	994,000	1,013,786
Hilton Domestic Operating Co., Inc.
5.750%, 05/01/2028(a)	1,026,000	1,028,435
Hyatt Hotels Corp.
5.750%, 01/30/2027	840,000	856,672
International Game Technology PLC
6.500%, 02/15/2025(a)	209,000	209,224
Las Vegas Sands Corp.
6.000%, 08/15/2029	934,000	958,363
Lennar Corp.
4.750%, 11/29/2027	845,000	852,639
Marriott International, Inc.
4.900%, 04/15/2029	815,000	826,255
MGM Resorts International
5.500%, 04/15/2027	886,000	886,512
Newell Brands, Inc.
6.375%, 09/15/2027	1,026,000	1,034,271
Volkswagen Group of America Finance LLC
6.450%, 11/16/2030(a)	830,000	893,086
Total Consumer Discretionary		12,156,487

Security Description	Principal Amount	Value
Consumer Staples (2.70%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/2029	$753,000	$767,325
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
5.125%, 02/01/2028	825,000	829,694
Post Holdings, Inc.
6.250%, 02/15/2032(a)	898,000	922,074
Total Consumer Staples		2,519,093

Energy (6.59%)
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/2028(a)	865,000	902,071
DCP Midstream Operating LP
5.375%, 07/15/2025	456,000	456,205
EQM Midstream Partners LP
6.375%, 04/01/2029(a)	1,284,000	1,321,014
Hess Midstream Operations LP
6.500%, 06/01/2029(a)	934,000	964,369
Kinetik Holdings LP
6.625%, 12/15/2028(a)	875,000	902,881
Reliance Industries, Ltd.
4.125%, 01/28/2025(a)	700,000	696,752
Sunoco LP / Sunoco Finance Corp.
7.000%, 09/15/2028(a)	865,000	903,039
Total Energy		6,146,331

Financials (22.00%)
Aircastle, Ltd.
6.500%, 07/18/2028(a)	879,000	914,664
American Express Co.
5.850%, 11/05/2027	922,000	963,515
Ares Capital Corp.
7.000%, 01/15/2027	825,000	856,008
Avolon Holdings Funding, Ltd.
6.375%, 05/04/2028(a)	892,000	927,562
Banco Santander SA
5.147%, 08/18/2025	825,000	825,553
Block, Inc.
6.500%, 05/15/2032(a)	910,000	944,663
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	825,000	878,266
Blue Owl Technology Finance Corp. II
6.750%, 04/04/2029(a)	886,000	880,210
Capital One Financial Corp.
4.200%, 10/29/2025	753,000	744,853
Citigroup, Inc.
4.450%, 09/29/2027	1,147,000	1,141,705
EPR Properties
4.750%, 12/15/2026	710,000	702,183
HAT Holdings I LLC / HAT Holdings II LLC
8.000%, 06/15/2027(a)	958,000	1,004,984
HSBC USA, Inc.
5.294%, 03/04/2027	898,000	915,188

Security Description	Principal Amount	Value
Financials (continued)
Iron Mountain, Inc.
4.875%, 09/15/2027(a)	$799,000	$785,106
JPMorgan Chase & Co.
4.250%, 10/01/2027	1,147,000	1,145,134
KeyBank NA/Cleveland OH
5.850%, 11/15/2027	875,000	900,638
Macquarie Airfinance Holdings, Ltd.
6.400%, 03/26/2029(a)	958,000	997,600
Omega Healthcare Investors, Inc.
5.250%, 01/15/2026	462,000	462,165
OneMain Finance Corp.
6.625%, 01/15/2028	934,000	952,885
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.050%, 08/01/2028(a)	879,000	919,636
Royal Bank of Canada
6.000%, 11/01/2027	922,000	966,582
Starwood Property Trust, Inc.
4.750%, 03/15/2025	707,000	703,934
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/2026(a)	997,000	985,691
Total Financials		20,518,725

Health Care (3.12%)
DaVita, Inc.
4.625%, 06/01/2030(a)	799,000	753,852
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025	875,000	882,350
HCA, Inc.
5.375%, 02/01/2025	362,000	361,549
5.625%, 09/01/2028	886,000	913,891
Total Health Care		2,911,642

Industrials (7.14%)
Boeing Co.
4.875%, 05/01/2025	845,000	841,609
Hillenbrand, Inc.
6.250%, 02/15/2029	886,000	898,178
L3Harris Technologies, Inc.
5.400%, 07/31/2033	1,103,000	1,138,164
MasTec, Inc.
4.500%, 08/15/2028(a)	769,000	748,873
TransDigm, Inc.
6.375%, 03/01/2029(a)	898,000	926,566
Trinity Industries, Inc.
7.750%, 07/15/2028(a)	934,000	979,295
United Rentals North America, Inc.
6.000%, 12/15/2029(a)	1,101,000	1,127,210
Total Industrials		6,659,895

Materials (7.90%)
Alcoa Nederland Holding BV
7.125%, 03/15/2031(a)	886,000	932,428
ArcelorMittal SA
6.550%, 11/29/2027	875,000	922,971
Security Description	Principal Amount	Value
Materials (continued)
Ball Corp.
6.000%, 06/15/2029	$886,000	$912,764
Berry Global, Inc.
4.875%, 07/15/2026(a)	378,000	374,800
Celanese US Holdings LLC
6.550%, 11/15/2030	879,000	943,052
Freeport-McMoRan, Inc.
5.000%, 09/01/2027	394,000	395,171
Methanex Corp.
5.125%, 10/15/2027	730,000	719,003
Sasol Financing USA LLC
4.375%, 09/18/2026	462,000	444,504
Sealed Air Corp./Sealed Air Corp US
6.125%, 02/01/2028(a)	886,000	900,836
Standard Industries, Inc.
5.000%, 02/15/2027(a)	825,000	815,897
Total Materials		7,361,426

Technology (2.85%)
CDW LLC / CDW Finance Corp.
3.569%, 12/01/2031	8,000	7,217
Concentrix Corp.
6.600%, 08/02/2028	1,244,000	1,304,893
Gen Digital, Inc.
5.000%, 04/15/2025(a)	583,000	581,222
Microchip Technology, Inc.
4.250%, 09/01/2025	769,000	763,136
Total Technology		2,656,468

Utilities (4.39%)
American Electric Power Co., Inc.
5.750%, 11/01/2027	922,000	955,952
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 08/20/2026	774,000	765,990
Calpine Corp.
5.250%, 06/01/2026(a)	386,000	385,025
NRG Energy, Inc.
6.625%, 01/15/2027	239,000	239,921
5.750%, 01/15/2028	825,000	826,634
Vistra Operations Co. LLC
7.750%, 10/15/2031(a)	865,000	920,984
Total Utilities		4,094,506

TOTAL CORPORATE BONDS
(Cost $69,012,365)		69,622,679

GOVERNMENT BONDS (23.37%)
U.S. Treasury Note
4.000%, 07/31/2030	1,770,000	1,790,051

Security Description	Principal Amount	Value
Government Bonds (continued)
United States Treasury Bond
6.125%, 08/15/2029	$2,074,000	$2,296,469
4.750%, 11/15/2043	3,969,000	4,216,442
4.500%, 02/15/2044	4,790,000	4,920,977
4.625%, 05/15/2044	1,491,000	1,556,231
4.000%, 11/15/2052	7,280,000	7,006,573
TOTAL GOVERNMENT BONDS
(Cost $22,267,954)		21,786,743

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.70%)
Money Market Fund (0.70%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.25%	655,384	655,384

TOTAL SHORT TERM INVESTMENTS
(Cost $655,384)			655,384

TOTAL INVESTMENTS (98.73%)
(Cost $91,935,703)			$92,064,806
OTHER ASSETS IN EXCESS OF LIABILITIES (1.27%)			1,188,440
NET ASSETS - 100.00%			$93,253,246

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $29,748,547, representing 31.90% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2024 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF, the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Intermediate Municipal Bond ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the ALPS | Smith Core Plus Bond ETF, the Barron’s 400SM ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, Level Four Large Cap Growth Active ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2024:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$45,155,333	$–	$–	$45,155,333
Exchange Traded Fund	3,839,237	–	–	3,839,237
U.S. Energy Infrastructure Companies*	50,885,416	–	–	50,885,416
U.S. Energy Infrastructure MLPs*	47,687,869	–	–	47,687,869
U.S. General Partners*	27,739,118	–	–	27,739,118
Short Term Investments	73,325	–	–	73,325
Total	$175,380,298	$–	$–	$175,380,298

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$9,184,879,089	$–	$–	$9,184,879,089
Short Term Investments	2,819,362	–	–	2,819,362
Total	$9,187,698,451	$–	$–	$9,187,698,451

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,884,747	$–	$–	$21,884,747
Short Term Investments	1,109,191	–	–	1,109,191
Total	$22,993,938	$–	$–	$22,993,938

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$34,906,437	$–	$–	$34,906,437
Short Term Investments	574,402	–	–	574,402
Total	$35,480,839	$–	$–	$35,480,839

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$185,934,919	$–	$–	$185,934,919
Master Limited Partnerships*	14,934,948	–	–	14,934,948
Short Term Investments	20,826,497	–	–	20,826,497
Total	$221,696,364	$–	$–	$221,696,364

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$93,694,082	$–	$–	$93,694,082
Master Limited Partnerships*	873,924	–	–	873,924
Short Term Investments	2,431,622	–	–	2,431,622
Total	$96,999,628	$–	$–	$96,999,628

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,233	$1,233
Other*	$26,939,588	–	–	$26,939,588
Short Term Investments	268,819	–	–	268,819
Total	$27,208,407	$–	$1,233	$27,209,640

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$378,492,047	$–	$–	$378,492,047
Short Term Investments	279,361	–	–	279,361
Total	$378,771,408	$–	$–	$378,771,408

ALPS Global Travel Beneficiaries ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,860,910	$–	$–	$5,860,910
Short Term Investments	97,739	–	–	97,739
Total	$5,958,649	$–	$–	$5,958,649

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$594,397	$–	$594,397
Municipal Bonds*	–	34,675,547	–	34,675,547
Short Term Investments	136,714	–	–	136,714
Total	$136,714	$35,269,944	$–	$35,406,658

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$304,943,824	$–	$–	$304,943,824
Short Term Investments	17,714,602	–	–	17,714,602
Total	$322,658,426	$–	$–	$322,658,426

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$114,062,316	$–	$–	$114,062,316
Short Term Investments	4,757,617	–	–	4,757,617
Total	$118,819,933	$–	$–	$118,819,933

ALPS | O'Shares Europe Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$42,520,767	$–	$–	$42,520,767
Short Term Investments	2,125,864	–	–	2,125,864
Total	$44,646,631	$–	$–	$44,646,631

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$121,960,048	$–	$–	$121,960,048
Short Term Investments	747,575	–	–	747,575
Total	$122,707,623	$–	$–	$122,707,623

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$811,431,051	$–	$–	$811,431,051
Short Term Investments	94,975	–	–	94,975
Total	$811,526,026	$–	$–	$811,526,026

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$726,388,434	$–	$–	$726,388,434
Short Term Investments	1,583,049	–	–	1,583,049
Total	$727,971,483	$–	$–	$727,971,483

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$13,336,693	$–	$–	$13,336,693
Short Term Investments	8,255	–	–	8,255
Total	$13,344,948	$–	$–	$13,344,948

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,225,480,287	$–	$–	$1,225,480,287
Short Term Investments	597,080	–	–	597,080
Total	$1,226,077,367	$–	$–	$1,226,077,367

ALPS | Smith Core Plus Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans*	$–	$20,057,839	$–	$20,057,839
Collateralized Mortgage Obligations*	–	35,455,540	–	35,455,540
Commercial Mortgage-Backed Securities*	–	7,000,635	–	7,000,635
Mortgage-Backed Securities*	–	97,248,413	–	97,248,413
Corporate Bonds*	57,883	325,652,977	–	325,710,860
Government Bonds*	–	387,706,453	–	387,706,453
Preferred Stock*	1,696,689	4,695,484	–	6,392,173
Short Term Investments	7,751,809	–	–	7,751,809
Total	$9,506,381	$877,817,341	$–	$887,323,722

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$141,718,821	$–	$–	$141,718,821
Limited Partnerships*	2,555,198	–	–	2,555,198
Short Term Investments	1,564,982	–	–	1,564,982
Total	$145,839,001	$–	$–	$145,839,001

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$79,970,141	$–	$–	$79,970,141
Short Term Investments	2,742,317	–	–	2,742,317
Total	$82,712,458	$–	$–	$82,712,458

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$17,441,858	$–	$17,441,858
Government Bonds*	–	4,645,670	–	4,645,670
Short Term Investments	691,980	–	–	691,980
Total	$691,980	$22,087,528	$–	$22,779,508

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$75,088,817	$–	$–	$75,088,817
Total	$75,088,817	$–	$–	$75,088,817

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$69,622,679	$–	$69,622,679
Government Bonds*	–	21,786,743	–	21,786,743
Short Term Investments	655,384	–	–	655,384
Total	$655,384	$91,409,422	$–	$92,064,806

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2024.  As of August 31, 2024, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,233, which represents 0.01% of net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Global Travel Beneficiaries ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF, Level Four Large Cap Growth Active ETF, and RiverFront Dynamic US Dividend Advantage ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$512,908	$–	$518,675	$518,675
ALPS Active Equity Opportunity ETF	340,405	343,116	–	343,116
ALPS Clean Energy ETF	45,312,236	20,716,174	26,629,740	47,345,914
ALPS Disruptive Technologies ETF	5,261,069	2,213,030	3,347,442	5,560,472
ALPS Emerging Sector Dividend Dogs ETF	1,706,455	221,204	1,540,536	1,761,740
ALPS Global Travel Beneficiaries ETF	64,835	67,006	1,214	68,220
ALPS International Sector Dividend Dogs ETF	28,181,140	17,218,134	12,543,682	29,761,816
ALPS Medical Breakthroughs ETF	24,474,260	4,688,009	20,908,961	25,596,970
ALPS | O'Shares Europe Quality Dividend ETF	1,920,692	2,032,446	–	2,032,446
ALPS | O'Shares Global Internet Giants ETF	889,376	586,607	334,837	921,444
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	876,997	884,379	–	884,379

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 ETF	13,062,279	954,341	12,389,347	13,343,688
RiverFront Dynamic US Dividend Advantage ETF	724,563	–	749,272	749,272

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

Distributions received from the Alerian MLP ETF (the “Alerian Fund”) investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2024, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2024	Market Value as of November 30, 2023	Purchases	Purchases In-Kind	Sales	Market Value as of August 31, 2024	Dividends	Change in Unrealized Appreciation / (Depreciation)	Realized Gain / (Loss)
EnLink Midstream LLC	43,018,324	$587,354,365	$16,113,556	$95,358,254	$(106,438,198)	$617,743,133	$-	$46,400,357	$(4,183,828)
Genesis Energy LP	18,879,331	241,891,872	925,346	40,586,584	(44,490,978)	261,667,528	-	32,399,384	(1,114,638)
Global Partners LP	4,558,809	-	177,370,348	31,273,803	(26,053,025)	205,511,110	-	33,541,376	(955,029)
Hess Midstream LP, Class A	15,920,561	387,826,559	133,981,962	82,835,776	(72,216,573)	594,632,953	7,087,564	83,494,049	(1,258,803)
NuStar Energy LP	-	387,503,318	196,707	37,584,243	(274,952,975)	-	-	(136,828,141)	(1,220,278)
Plains All American Pipeline LP	63,957,778	1,094,573,909	17,440,273	183,467,717	(264,487,878)	1,147,402,537	-	184,406,454	(8,215,763)
Suburban Propane Partners LP	11,131,584	-	188,284,923	32,617,640	(25,667,517)	194,802,720	-	11,521,486	(1,168,130)
Sunoco LP	18,895,289	-	580,411,297	124,781,030	(98,853,325)	1,023,557,805	-	219,548,800	(4,996,265)
USA Compression Partners LP	12,484,302	-	298,788,675	39,501,896	(29,051,910)	281,021,638	-	(8,029,539)	(3,771,565)
Western Midstream Partners LP	27,841,747	1,024,380,576	9,813,048	181,124,618	(411,290,812)	1,074,134,599	-	274,102,264	65,929,898
						$5,400,474,023	$7,087,564	$740,556,490	$39,045,599